UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	7-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
July 31, 2014

All Cap Growth - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
AEROSPACE AND DEFENSE — 1.4%
Esterline Technologies Corp.(1)	38,377	4,165,823
Precision Castparts Corp.	45,960	10,515,648
		14,681,471
AIR FREIGHT AND LOGISTICS — 0.5%
FedEx Corp.	33,066	4,856,734
AIRLINES — 0.8%
American Airlines Group, Inc.	49,422	1,920,045
Spirit Airlines, Inc.(1)	105,892	6,927,454
		8,847,499
BANKS — 1.7%
Bank of America Corp.	349,377	5,327,999
East West Bancorp, Inc.	121,527	4,139,210
SVB Financial Group(1)	79,649	8,683,334
		18,150,543
BEVERAGES — 2.4%
Brown-Forman Corp., Class B	90,598	7,850,317
Constellation Brands, Inc., Class A(1)	208,700	17,376,362
		25,226,679
BIOTECHNOLOGY — 6.5%
Alexion Pharmaceuticals, Inc.(1)	56,400	8,967,036
Biogen Idec, Inc.(1)	42,100	14,077,819
Gilead Sciences, Inc.(1)	423,075	38,732,516
Regeneron Pharmaceuticals, Inc.(1)	25,041	7,918,465
		69,695,836
BUILDING PRODUCTS — 1.2%
Allegion plc	65,031	3,344,544
Fortune Brands Home & Security, Inc.	112,621	4,255,948
Lennox International, Inc.	61,685	5,262,964
		12,863,456
CAPITAL MARKETS — 2.2%
Charles Schwab Corp. (The)	354,400	9,834,600
Morgan Stanley	418,625	13,538,333
		23,372,933
CHEMICALS — 2.9%
FMC Corp.	79,370	5,176,511
Monsanto Co.	192,643	21,785,997
Sherwin-Williams Co. (The)	20,766	4,282,572
		31,245,080
COMMUNICATIONS EQUIPMENT — 1.4%
ARRIS Group, Inc.(1)	79,824	2,727,586
QUALCOMM, Inc.	166,758	12,290,065
		15,017,651

CONSTRUCTION AND ENGINEERING — 0.5%
Quanta Services, Inc.(1)	166,258	5,567,980
CONSUMER FINANCE — 1.2%
Discover Financial Services	153,880	9,395,913
Santander Consumer USA Holdings, Inc.	165,073	3,164,449
		12,560,362
DISTRIBUTORS — 1.2%
LKQ Corp.(1)	501,463	13,115,765
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	52,723	5,655,596
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
TE Connectivity Ltd.	53,441	3,307,463
ENERGY EQUIPMENT AND SERVICES — 4.9%
Halliburton Co.	368,686	25,435,647
Schlumberger Ltd.	249,042	26,993,663
		52,429,310
FOOD AND STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	208,001	24,448,438
Sprouts Farmers Market, Inc.(1)	119,430	3,643,809
United Natural Foods, Inc.(1)	60,290	3,534,200
		31,626,447
FOOD PRODUCTS — 2.6%
Hain Celestial Group, Inc. (The)(1)	91,166	7,794,693
Mondelez International, Inc., Class A	546,145	19,661,220
		27,455,913
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Teleflex, Inc.	205,149	22,102,753
HEALTH CARE PROVIDERS AND SERVICES — 2.4%
AmerisourceBergen Corp.	113,862	8,757,126
HCA Holdings, Inc.(1)	56,829	3,711,502
McKesson Corp.	69,400	13,315,084
		25,783,712
HOTELS, RESTAURANTS AND LEISURE — 2.7%
Chipotle Mexican Grill, Inc.(1)	13,454	9,047,815
Noodles & Co.(1)	37,191	1,045,067
Starbucks Corp.	144,810	11,248,841
Yum! Brands, Inc.	111,320	7,725,608
		29,067,331
HOUSEHOLD DURABLES — 0.8%
Harman International Industries, Inc.	29,400	3,191,370
Mohawk Industries, Inc.(1)	43,363	5,410,402
		8,601,772
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co. (The)	81,700	6,317,044
INTERNET AND CATALOG RETAIL — 2.3%
Priceline Group, Inc. (The)(1)	13,691	17,010,383
TripAdvisor, Inc.(1)	82,700	7,843,268
		24,853,651

INTERNET SOFTWARE AND SERVICES — 9.2%
CoStar Group, Inc.(1)	66,227	9,518,807
Facebook, Inc., Class A(1)	406,703	29,546,973
Google, Inc., Class A(1)	51,387	29,781,336
Google, Inc., Class C(1)	51,387	29,372,809
		98,219,925
IT SERVICES — 4.2%
Alliance Data Systems Corp.(1)	100,004	26,230,049
MasterCard, Inc., Class A	250,348	18,563,304
		44,793,353
LEISURE PRODUCTS — 0.6%
Polaris Industries, Inc.	43,400	6,403,236
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	97,718	8,200,495
MACHINERY — 2.8%
Flowserve Corp.	195,449	14,471,044
Middleby Corp.(1)	141,000	10,273,260
WABCO Holdings, Inc.(1)	55,200	5,380,896
		30,125,200
MEDIA — 7.5%
Comcast Corp., Class A	667,100	35,843,283
Time Warner, Inc.	142,794	11,854,758
Tribune Media Co.(1)	74,300	6,129,750
Tribune Publishing Co.(1)(2)	10,070	211,772
Twenty-First Century Fox, Inc.	832,684	26,379,429
		80,418,992
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Antero Resources Corp.(1)	105,711	6,105,867
PHARMACEUTICALS — 4.8%
Actavis plc(1)	87,800	18,812,028
Johnson & Johnson	193,757	19,393,138
Salix Pharmaceuticals Ltd.(1)	20,035	2,642,817
Zoetis, Inc.	303,383	9,984,335
		50,832,318
PROFESSIONAL SERVICES — 0.7%
Nielsen NV	168,757	7,781,385
ROAD AND RAIL — 3.7%
Canadian Pacific Railway Ltd., New York Shares	120,411	22,872,069
Kansas City Southern	110,882	12,092,791
Norfolk Southern Corp.	44,700	4,544,202
		39,509,062
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Avago Technologies Ltd.	82,700	5,737,726
NXP Semiconductor NV(1)	86,900	5,418,215
		11,155,941
SOFTWARE — 6.0%
Adobe Systems, Inc.(1)	52,875	3,654,191
Electronic Arts, Inc.(1)	795,509	26,729,102
NetSuite, Inc.(1)	42,479	3,581,405

Oracle Corp.	429,785	17,359,016
Salesforce.com, Inc.(1)	71,184	3,861,732
VMware, Inc., Class A(1)	91,080	9,049,709
		64,235,155
SPECIALTY RETAIL — 3.9%
Home Depot, Inc. (The)	160,169	12,949,664
Lowe's Cos., Inc.	450,211	21,542,596
TJX Cos., Inc. (The)	130,631	6,961,326
		41,453,586
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 4.3%
Apple, Inc.	476,409	45,530,408
TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Kate Spade & Co.(1)	167,413	6,333,234
Michael Kors Holdings Ltd.(1)	57,558	4,689,826
		11,023,060
TOBACCO — 1.2%
Philip Morris International, Inc.	156,072	12,799,465
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
SBA Communications Corp., Class A(1)	109,872	11,748,613
TOTAL COMMON STOCKS (Cost $778,066,034)		1,062,739,042
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $492,245), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $482,483)		482,482
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $492,146), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $482,482)		482,482
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $394,167), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $385,985)		385,985
SSgA U.S. Government Money Market Fund, Class N	1,549,639	1,549,639
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,900,588)		2,900,588
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $780,966,622)		1,065,639,630
OTHER ASSETS AND LIABILITIES — 0.1%		1,067,801
TOTAL NET ASSETS — 100.0%		$1,066,707,431

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	21,279,888	CAD	23,005,261	JPMorgan Chase Bank N.A.	8/29/14	194,794

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)		Non-income producing.
(2)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,062,739,042	—	—
Temporary Cash Investments	1,549,639	1,350,949	—
	1,064,288,681	1,350,949	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	194,794	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$781,033,430
Gross tax appreciation of investments	$293,283,106
Gross tax depreciation of investments	(8,676,906)
Net tax appreciation (depreciation) of investments	$284,606,200

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2014

Balanced - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.3%
AEROSPACE AND DEFENSE — 2.9%
Boeing Co. (The)	40,303	4,855,705
Honeywell International, Inc.	62,755	5,762,792
Lockheed Martin Corp.	31,771	5,304,804
Northrop Grumman Corp.	29,947	3,691,567
Raytheon Co.	56,913	5,165,993
		24,780,861
AIR FREIGHT AND LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	33,303	3,233,388
AIRLINES — 0.9%
Delta Air Lines, Inc.	56,174	2,104,278
Southwest Airlines Co.	182,286	5,155,048
		7,259,326
AUTO COMPONENTS — 1.0%
Delphi Automotive plc	32,983	2,203,264
Johnson Controls, Inc.	46,303	2,187,354
Magna International, Inc.	37,276	4,003,443
		8,394,061
BANKS — 2.0%
Bank of America Corp.	519,364	7,920,301
Citigroup, Inc.	7,360	359,978
JPMorgan Chase & Co.	98,827	5,699,353
Wells Fargo & Co.	59,091	3,007,732
		16,987,364
BEVERAGES — 0.6%
Coca-Cola Co. (The)	9,727	382,174
Dr Pepper Snapple Group, Inc.	75,164	4,416,636
PepsiCo, Inc.	1,830	161,223
		4,960,033
BIOTECHNOLOGY — 1.9%
Amgen, Inc.	53,273	6,786,447
Biogen Idec, Inc.(1)	19,818	6,626,941
United Therapeutics Corp.(1)	24,601	2,237,215
		15,650,603
CAPITAL MARKETS — 0.9%
Affiliated Managers Group, Inc.(1)	8,828	1,758,979
Franklin Resources, Inc.	46,463	2,515,971
Stifel Financial Corp.(1)	10,597	485,237
Waddell & Reed Financial, Inc., Class A	50,237	2,652,011
		7,412,198
CHEMICALS — 2.5%
Ashland, Inc.	33,414	3,496,775
Cabot Corp.	16,087	842,798

Dow Chemical Co. (The)	125,296	6,398,867
Eastman Chemical Co.	47,138	3,713,532
NewMarket Corp.	1,823	705,501
Olin Corp.	25,092	666,694
PPG Industries, Inc.	19,461	3,860,284
Scotts Miracle-Gro Co. (The), Class A	17,489	930,415
		20,614,866
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	11,882	653,629
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	315,978	7,972,125
QUALCOMM, Inc.	97,726	7,202,406
		15,174,531
CONSUMER FINANCE — 0.4%
Cash America International, Inc.	82,474	3,661,021
CONTAINERS AND PACKAGING — 0.7%
Ball Corp.	45,891	2,811,283
Sonoco Products Co.	77,402	3,029,514
		5,840,797
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc., Class B(1)	19,198	2,408,005
MSCI, Inc., Class A(1)	1,707	77,242
Voya Financial, Inc.	104,685	3,883,813
		6,369,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	220,146	7,834,996
Verizon Communications, Inc.	143,317	7,226,043
		15,061,039
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	71,342	4,540,918
Rockwell Automation, Inc.	23,299	2,601,567
		7,142,485
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	56,012	3,466,583
ENERGY EQUIPMENT AND SERVICES — 1.5%
Baker Hughes, Inc.	80,232	5,517,555
RPC, Inc.	46,125	1,037,813
Schlumberger Ltd.	58,073	6,294,532
		12,849,900
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	117,812	5,466,477
Ingredion, Inc.	23,737	1,747,755
Kellogg Co.	67,391	4,032,003
Pilgrim's Pride Corp.(1)	92,281	2,580,177
Tyson Foods, Inc., Class A	112,113	4,171,725
		17,998,137
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	10,152	518,564

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Becton Dickinson and Co.	37,094	4,311,807
C.R. Bard, Inc.	15,814	2,359,923
Medtronic, Inc.	93,814	5,792,076
St. Jude Medical, Inc.	61,806	4,029,133
Stryker Corp.	53,188	4,242,807
Zimmer Holdings, Inc.	1,990	199,139
		20,934,885
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Cardinal Health, Inc.	58,957	4,224,269
HOTELS, RESTAURANTS AND LEISURE — 0.8%
Bally Technologies, Inc.(1)	24,212	1,456,836
Las Vegas Sands Corp.	49,759	3,674,702
Wyndham Worldwide Corp.	20,089	1,517,724
		6,649,262
HOUSEHOLD DURABLES — 0.5%
Newell Rubbermaid, Inc.	64,025	2,079,532
NVR, Inc.(1)	1,676	1,887,947
		3,967,479
HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	38,148	4,377,864
Kimberly-Clark Corp.	46,371	4,816,556
Procter & Gamble Co. (The)	28,997	2,242,048
		11,436,468
INDUSTRIAL CONGLOMERATES — 0.7%
Danaher Corp.	33,890	2,503,793
General Electric Co.	143,753	3,615,388
		6,119,181
INSURANCE — 3.0%
Allstate Corp. (The)	77,195	4,512,048
American International Group, Inc.	110,388	5,737,968
Amtrust Financial Services, Inc.	69,276	2,953,929
Aspen Insurance Holdings Ltd.	59,548	2,382,515
Everest Re Group Ltd.	17,121	2,669,335
Hanover Insurance Group, Inc. (The)	14,800	855,588
Old Republic International Corp.	149,322	2,148,744
RenaissanceRe Holdings Ltd.	39,552	3,868,581
		25,128,708
INTERNET AND CATALOG RETAIL — 0.3%
Amazon.com, Inc.(1)	2,192	686,074
Expedia, Inc.	16,104	1,278,980
HSN, Inc.	3,776	211,040
		2,176,094
INTERNET SOFTWARE AND SERVICES — 1.2%
eBay, Inc.(1)	85,508	4,514,823
Google, Inc., Class A(1)	1,186	687,346
Google, Inc., Class C(1)	8,148	4,657,397
		9,859,566

IT SERVICES — 1.3%
Amdocs Ltd.	36,371	1,649,061
International Business Machines Corp.	47,613	9,125,984
		10,775,045
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	43,530	2,174,759
LIFE SCIENCES TOOLS AND SERVICES†
Charles River Laboratories International, Inc.(1)	7,719	418,447
MACHINERY — 1.3%
Caterpillar, Inc.	54,063	5,446,847
Dover Corp.	9,784	839,076
Parker-Hannifin Corp.	14,275	1,640,911
Snap-On, Inc.	21,402	2,572,520
Valmont Industries, Inc.	4,104	597,666
		11,097,020
MEDIA — 1.7%
John Wiley & Sons, Inc., Class A	14,126	848,831
Time Warner, Inc.	79,370	6,589,298
Walt Disney Co. (The)	78,707	6,759,357
		14,197,486
METALS AND MINING†
Compass Minerals International, Inc.	4,150	356,983
MULTI-UTILITIES — 0.4%
Wisconsin Energy Corp.	86,583	3,773,287
MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	30,775	3,668,996
Macy's, Inc.	76,604	4,426,945
		8,095,941
OIL, GAS AND CONSUMABLE FUELS — 3.7%
Chevron Corp.	21,854	2,824,411
Encana Corp.	176,372	3,800,816
EOG Resources, Inc.	40,457	4,427,614
Exxon Mobil Corp.	85,039	8,413,759
Gran Tierra Energy, Inc.(1)	108,152	718,129
Occidental Petroleum Corp.	60,877	5,948,292
Valero Energy Corp.	94,105	4,780,534
		30,913,555
PHARMACEUTICALS — 4.7%
AbbVie, Inc.	119,019	6,229,454
Eli Lilly & Co.	50,767	3,099,833
Johnson & Johnson	120,934	12,104,284
Merck & Co., Inc.	150,052	8,513,951
Pfizer, Inc.	318,643	9,145,054
		39,092,576
PROFESSIONAL SERVICES — 0.3%
Manpowergroup, Inc.	35,442	2,760,577
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Host Hotels & Resorts, Inc.	192,213	4,178,711
Potlatch Corp.	2,492	102,920

PS Business Parks, Inc.	6,103	503,497
		4,785,128
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
Broadcom Corp., Class A	119,958	4,589,593
Intel Corp.	286,707	9,716,500
Texas Instruments, Inc.	34,816	1,610,240
		15,916,333
SOFTWARE — 2.6%
Intuit, Inc.	34,332	2,814,194
Microsoft Corp.	194,202	8,381,758
Oracle Corp.	205,829	8,313,433
Synopsys, Inc.(1)	54,111	2,043,773
		21,553,158
SPECIALTY RETAIL — 0.6%
AutoZone, Inc.(1)	603	311,769
GameStop Corp., Class A	80,607	3,383,076
PetSmart, Inc.	19,450	1,325,323
		5,020,168
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 3.9%
Apple, Inc.	225,849	21,584,389
EMC Corp.	74,331	2,177,898
Hewlett-Packard Co.	175,870	6,262,731
Seagate Technology plc	21,235	1,244,371
Western Digital Corp.	15,932	1,590,492
		32,859,881
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Deckers Outdoor Corp.(1)	4,122	364,838
Hanesbrands, Inc.	26,264	2,566,256
		2,931,094
THRIFTS AND MORTGAGE FINANCE — 0.2%
EverBank Financial Corp.	94,277	1,791,263
TOBACCO†
Philip Morris International, Inc.	1,059	86,849
TOTAL COMMON STOCKS (Cost $389,689,766)		497,123,908
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.4%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.9%
FHLMC, VRN, 1.76%, 8/15/14	203,867	206,292
FHLMC, VRN, 1.84%, 8/15/14	531,400	539,245
FHLMC, VRN, 1.97%, 8/15/14	304,906	311,600
FHLMC, VRN, 1.98%, 8/15/14	411,635	418,855
FHLMC, VRN, 2.09%, 8/15/14	706,184	709,859
FHLMC, VRN, 2.26%, 8/15/14	436,664	465,483
FHLMC, VRN, 2.35%, 8/15/14	893,728	890,864
FHLMC, VRN, 2.375%, 8/15/14	1,233,435	1,321,170
FHLMC, VRN, 2.40%, 8/15/14	191,093	204,957
FHLMC, VRN, 2.44%, 8/15/14	125,066	133,882
FHLMC, VRN, 2.57%, 8/15/14	121,193	127,728
FHLMC, VRN, 2.87%, 8/15/14	203,414	208,528

FHLMC, VRN, 3.24%, 8/15/14	118,090	125,955
FHLMC, VRN, 3.29%, 8/15/14	398,139	419,307
FHLMC, VRN, 3.80%, 8/15/14	213,506	224,117
FHLMC, VRN, 4.08%, 8/15/14	184,248	194,298
FHLMC, VRN, 4.33%, 8/15/14	544,162	572,082
FHLMC, VRN, 4.44%, 8/15/14	502,101	525,922
FHLMC, VRN, 5.12%, 8/15/14	99,789	106,389
FHLMC, VRN, 5.37%, 8/15/14	176,580	188,138
FHLMC, VRN, 5.78%, 8/15/14	332,807	353,198
FHLMC, VRN, 5.94%, 8/15/14	336,558	356,394
FHLMC, VRN, 6.13%, 8/15/14	173,684	185,205
FNMA, VRN, 1.90%, 8/25/14	429,740	457,277
FNMA, VRN, 1.92%, 8/25/14	985,656	1,039,464
FNMA, VRN, 1.94%, 8/25/14	1,123,076	1,196,994
FNMA, VRN, 1.94%, 8/25/14	851,101	898,541
FNMA, VRN, 1.94%, 8/25/14	500,046	536,006
FNMA, VRN, 1.94%, 8/25/14	656,377	701,347
FNMA, VRN, 2.28%, 8/25/14	57,643	61,730
FNMA, VRN, 2.32%, 8/25/14	406,884	436,117
FNMA, VRN, 2.70%, 8/25/14	402,107	409,645
FNMA, VRN, 3.35%, 8/25/14	191,667	198,429
FNMA, VRN, 3.36%, 8/25/14	129,893	139,318
FNMA, VRN, 3.76%, 8/25/14	299,038	314,330
FNMA, VRN, 3.89%, 8/25/14	92,347	98,249
FNMA, VRN, 3.92%, 8/25/14	261,120	274,607
FNMA, VRN, 5.30%, 8/25/14	215,442	230,802
		15,782,324
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.5%
FHLMC, 4.50%, 1/1/19	260,219	274,658
FHLMC, 6.50%, 1/1/28	29,362	33,607
FHLMC, 5.50%, 12/1/33	261,495	292,666
FHLMC, 5.00%, 7/1/35	2,328,200	2,568,865
FHLMC, 5.50%, 1/1/38	311,920	344,353
FHLMC, 6.00%, 8/1/38	80,281	90,359
FHLMC, 4.00%, 4/1/41	1,089,181	1,149,814
FHLMC, 6.50%, 7/1/47	22,673	24,748
FNMA, 3.00%, 8/12/14(3)	1,750,000	1,713,872
FNMA, 4.00%, 8/12/14(3)	3,100,000	3,258,875
FNMA, 4.50%, 5/1/19	88,551	93,638
FNMA, 4.50%, 5/1/19	235,898	249,493
FNMA, 5.00%, 9/1/20	430,077	461,779
FNMA, 6.50%, 1/1/28	20,089	22,595
FNMA, 6.50%, 1/1/29	40,772	46,983
FNMA, 7.50%, 7/1/29	110,174	126,774
FNMA, 7.50%, 9/1/30	23,836	28,413
FNMA, 6.625%, 11/15/30	2,290,000	3,285,053
FNMA, 5.00%, 7/1/31	1,288,438	1,437,140
FNMA, 6.50%, 9/1/31	28,206	31,919
FNMA, 7.00%, 9/1/31	13,724	15,592

FNMA, 6.50%, 1/1/32	66,920	77,385
FNMA, 6.50%, 8/1/32	44,443	51,040
FNMA, 5.50%, 6/1/33	146,901	164,500
FNMA, 5.50%, 7/1/33	246,799	276,371
FNMA, 5.50%, 8/1/33	407,495	454,398
FNMA, 5.50%, 9/1/33	274,006	308,835
FNMA, 5.00%, 11/1/33	805,998	891,361
FNMA, 5.00%, 4/1/35	1,158,840	1,280,775
FNMA, 4.50%, 9/1/35	558,364	601,896
FNMA, 5.00%, 2/1/36	756,687	836,341
FNMA, 5.50%, 4/1/36	290,493	322,710
FNMA, 5.50%, 5/1/36	560,461	623,792
FNMA, 5.00%, 11/1/36	1,965,684	2,172,480
FNMA, 5.50%, 2/1/37	150,408	166,811
FNMA, 6.00%, 7/1/37	1,102,043	1,237,431
FNMA, 6.50%, 8/1/37	225,135	249,943
FNMA, 5.50%, 7/1/39	955,247	1,061,916
FNMA, 5.00%, 4/1/40	2,035,804	2,250,573
FNMA, 5.00%, 6/1/40	1,807,797	1,998,014
FNMA, 4.50%, 8/1/40	2,638,819	2,845,444
FNMA, 4.50%, 9/1/40	4,150,858	4,501,684
FNMA, 3.50%, 1/1/41	2,244,385	2,288,354
FNMA, 4.00%, 1/1/41	1,717,248	1,815,040
FNMA, 4.50%, 1/1/41	1,458,433	1,574,999
FNMA, 4.50%, 2/1/41	1,026,790	1,108,245
FNMA, 4.00%, 5/1/41	2,237,553	2,354,749
FNMA, 4.50%, 7/1/41	760,172	824,506
FNMA, 4.50%, 9/1/41	845,799	913,200
FNMA, 4.50%, 9/1/41	3,390,947	3,660,438
FNMA, 4.00%, 12/1/41	1,833,892	1,934,363
FNMA, 4.00%, 1/1/42	1,586,556	1,669,654
FNMA, 4.00%, 1/1/42	1,101,082	1,159,728
FNMA, 4.00%, 3/1/42	1,513,106	1,593,672
FNMA, 3.50%, 5/1/42	2,800,226	2,857,863
FNMA, 3.50%, 6/1/42	890,444	909,862
FNMA, 3.50%, 9/1/42	2,851,725	2,907,592
FNMA, 3.00%, 11/1/42	2,030,878	1,995,959
FNMA, 6.50%, 8/1/47	34,508	37,704
FNMA, 6.50%, 8/1/47	43,333	47,320
FNMA, 6.50%, 9/1/47	121,790	133,048
FNMA, 6.50%, 9/1/47	4,575	5,000
FNMA, 6.50%, 9/1/47	16,533	18,068
FNMA, 6.50%, 9/1/47	24,007	26,205
FNMA, 6.50%, 9/1/47	6,419	7,012
GNMA, 7.00%, 4/20/26	67,684	77,303
GNMA, 7.50%, 8/15/26	39,194	45,886
GNMA, 7.00%, 2/15/28	13,185	13,445
GNMA, 7.50%, 2/15/28	16,571	17,042
GNMA, 7.00%, 12/15/28	22,456	23,459

GNMA, 7.00%, 5/15/31	79,525	92,844
GNMA, 5.50%, 11/15/32	287,108	319,526
GNMA, 4.00%, 1/20/41	1,842,834	1,957,094
GNMA, 4.50%, 5/20/41	1,099,574	1,197,859
GNMA, 4.50%, 6/15/41	892,182	974,172
GNMA, 4.00%, 12/15/41	1,787,112	1,895,252
GNMA, 3.50%, 6/20/42	1,962,544	2,028,020
GNMA, 3.50%, 7/20/42	957,575	989,522
GNMA, 4.50%, 11/20/43	1,814,589	1,974,196
		79,373,097
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $93,469,754)		95,155,421
CORPORATE BONDS — 11.3%
AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 4.75%, 7/15/20	220,000	237,870
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	273,680
Raytheon Co., 2.50%, 12/15/22	210,000	201,104
United Technologies Corp., 6.05%, 6/1/36	250,000	315,301
United Technologies Corp., 5.70%, 4/15/40	120,000	147,723
United Technologies Corp., 4.50%, 6/1/42	30,000	31,174
		1,206,852
AUTO COMPONENTS†
Schaeffler Finance BV, 4.25%, 5/15/21(4)	200,000	199,000
Tenneco, Inc., 6.875%, 12/15/20	100,000	108,050
		307,050
AUTOMOBILES — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(4)	70,000	70,197
American Honda Finance Corp., 2.125%, 10/10/18	150,000	151,611
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	200,000	201,440
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	210,000	216,588
Ford Motor Co., 4.75%, 1/15/43	70,000	70,508
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	250,000	275,602
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	189,928
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	512,964
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(4)	150,000	152,250
		1,841,088
BANKS — 1.5%
Bank of America Corp., 4.50%, 4/1/15	260,000	266,824
Bank of America Corp., 3.75%, 7/12/16	400,000	419,845
Bank of America Corp., 6.50%, 8/1/16	480,000	529,138
Bank of America Corp., 5.75%, 12/1/17	360,000	404,238
Bank of America Corp., 5.625%, 7/1/20	110,000	125,924
Bank of America Corp., 5.70%, 1/24/22	220,000	253,311
Bank of America Corp., 4.10%, 7/24/23	70,000	71,914
Bank of America Corp., MTN, 4.00%, 4/1/24	90,000	91,307
Bank of America Corp., MTN, 5.00%, 1/21/44	60,000	63,168
Bank of America N.A., 5.30%, 3/15/17	870,000	951,662
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	155,126
Barclays Bank plc, 5.14%, 10/14/20	200,000	217,450

Barclays Bank plc, 3.75%, 5/15/24	200,000	200,182
BB&T Corp., MTN, 3.20%, 3/15/16	170,000	176,482
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	100,739
BPCE SA, 5.15%, 7/21/24(4)	200,000	209,876
Capital One Financial Corp., 1.00%, 11/6/15	90,000	90,290
Citigroup, Inc., 4.45%, 1/10/17	100,000	107,303
Citigroup, Inc., 5.50%, 2/15/17	90,000	98,652
Citigroup, Inc., 1.75%, 5/1/18	710,000	702,451
Citigroup, Inc., 4.50%, 1/14/22	560,000	603,692
Citigroup, Inc., 4.05%, 7/30/22	70,000	71,397
Citigroup, Inc., 3.75%, 6/16/24	680,000	677,849
Citigroup, Inc., 6.68%, 9/13/43	80,000	99,305
Commerzbank AG, 8.125%, 9/19/23(4)	200,000	235,662
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	455,473
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	114,579
HBOS plc, MTN, 6.75%, 5/21/18(4)	100,000	114,502
Intesa Sanpaolo SpA, 5.02%, 6/26/24(4)	230,000	227,845
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	590,258
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	504,441
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	219,086
JPMorgan Chase & Co., 3.625%, 5/13/24	320,000	319,901
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	272,075
KeyCorp, MTN, 2.30%, 12/13/18	220,000	221,549
KFW, 2.00%, 6/1/16	260,000	266,783
KFW, 2.00%, 10/4/22	300,000	287,368
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	230,000	248,087
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	263,468
Standard Chartered plc, 3.95%, 1/11/23(4)	200,000	197,687
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	52,298
U.S. Bancorp, 3.44%, 2/1/16	120,000	124,517
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	110,751
U.S. Bancorp, MTN, 2.95%, 7/15/22	60,000	58,796
Wells Fargo & Co., 3.68%, 6/15/16	140,000	147,341
Wells Fargo & Co., 5.625%, 12/11/17	20,000	22,634
Wells Fargo & Co., 4.125%, 8/15/23	200,000	207,197
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,474
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	498,043
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	211,987
		12,680,927
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	627,715
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	460,000	442,950
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	183,949
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	61,893
Pernod-Ricard SA, 2.95%, 1/15/17(4)	180,000	186,356
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	400,000	414,779
		1,917,642
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17	180,000	183,919

Amgen, Inc., 4.10%, 6/15/21	100,000	107,392
Amgen, Inc., 5.375%, 5/15/43	250,000	277,565
Celgene Corp., 3.25%, 8/15/22	110,000	109,704
Celgene Corp., 3.625%, 5/15/24	300,000	300,398
Gilead Sciences, Inc., 4.40%, 12/1/21	220,000	241,579
		1,220,557
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	147,164
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	422,584
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	120,105
		689,853
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22	210,000	204,225
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	112,790
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	108,702
Eastman Chemical Co., 2.40%, 6/1/17	50,000	51,303
Eastman Chemical Co., 3.60%, 8/15/22	198,000	201,664
Ecolab, Inc., 4.35%, 12/8/21	250,000	272,026
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	223,547
Mosaic Co. (The), 4.25%, 11/15/23	140,000	146,911
Mosaic Co. (The), 5.625%, 11/15/43	120,000	135,200
		1,456,368
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	180,000	182,250
Covanta Holding Corp., 5.875%, 3/1/24	150,000	150,750
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	163,993
Republic Services, Inc., 3.55%, 6/1/22	220,000	226,541
		723,534
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	160,000	156,601
Apple, Inc., 2.85%, 5/6/21	180,000	180,938
Apple, Inc., 3.45%, 5/6/24	240,000	241,809
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	259,431
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	158,004
		996,783
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	160,000	163,496
CONSUMER FINANCE — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	284,222
American Express Co., 1.55%, 5/22/18	220,000	217,816
American Express Credit Corp., 1.30%, 7/29/16	180,000	181,444
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,241
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	245,029
CIT Group, Inc., 4.25%, 8/15/17	470,000	485,275
CIT Group, Inc., 5.00%, 8/15/22	90,000	93,262
Discover Bank, 2.00%, 2/21/18	250,000	250,284
Equifax, Inc., 3.30%, 12/15/22	140,000	137,202
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	420,000	428,400
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	102,078

PNC Bank N.A., 6.00%, 12/7/17	290,000	330,822
		3,005,075
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	120,000	126,900
Ball Corp., 4.00%, 11/15/23	180,000	166,950
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	60,000	57,000
Rock-Tenn Co., 3.50%, 3/1/20	140,000	143,269
Rock-Tenn Co., 4.00%, 3/1/23	240,000	244,976
		739,095
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	44,938
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	105,788
Johns Hopkins University, 4.08%, 7/1/53	45,000	44,093
		194,819
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc., 2.75%, 1/30/17	340,000	337,450
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	192,250
General Electric Capital Corp., 5.30%, 2/11/21	40,000	45,667
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	432,087
General Electric Capital Corp., MTN, 5.625%, 9/15/17	490,000	552,263
General Electric Capital Corp., MTN, 6.00%, 8/7/19	870,000	1,023,334
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	132,991
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	334,159
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	543,237
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	528,540
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	303,130
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	260,000	309,796
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	110,000	123,961
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	160,000	159,534
HSBC Holdings plc, 5.10%, 4/5/21	230,000	260,638
HSBC Holdings plc, 4.00%, 3/30/22	90,000	95,489
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	150,000	149,625
Morgan Stanley, 5.75%, 1/25/21	100,000	115,569
Morgan Stanley, 5.00%, 11/24/25	540,000	572,119
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	798,587
Morgan Stanley, MTN, 5.625%, 9/23/19	280,000	319,053
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	365,067
		7,694,546
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 2.625%, 12/1/22	290,000	276,904
AT&T, Inc., 6.55%, 2/15/39	287,000	357,101
AT&T, Inc., 4.30%, 12/15/42	130,000	122,509
AT&T, Inc., 4.80%, 6/15/44	200,000	203,559
British Telecommunications plc, 5.95%, 1/15/18	480,000	545,777
CenturyLink, Inc., 6.00%, 4/1/17	60,000	65,325
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	152,600
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	250,000	255,249
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	247,365
Frontier Communications Corp., 8.25%, 4/15/17	160,000	183,200

Orange SA, 4.125%, 9/14/21	210,000	223,380
Telecom Italia Capital SA, 7.00%, 6/4/18	240,000	272,400
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	118,200
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	183,765
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	112,680
Verizon Communications, Inc., 3.65%, 9/14/18	480,000	512,323
Verizon Communications, Inc., 4.50%, 9/15/20	130,000	141,747
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	387,556
Verizon Communications, Inc., 6.40%, 9/15/33	290,000	360,191
Verizon Communications, Inc., 5.05%, 3/15/34	280,000	297,713
Verizon Communications, Inc., 7.35%, 4/1/39	140,000	191,059
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	150,029
Verizon Communications, Inc., 6.55%, 9/15/43	250,000	314,595
Windstream Corp., 7.875%, 11/1/17	60,000	68,775
		5,744,002
ELECTRICAL EQUIPMENT†
Belden, Inc., 5.25%, 7/15/24(4)	180,000	180,450
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	223,000
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	54,250
		277,250
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	124,557
Ensco plc, 4.70%, 3/15/21	270,000	293,143
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	176,699
Transocean, Inc., 5.05%, 12/15/16	40,000	43,319
Transocean, Inc., 2.50%, 10/15/17	140,000	142,181
Transocean, Inc., 6.50%, 11/15/20	100,000	114,009
Transocean, Inc., 6.375%, 12/15/21	50,000	57,065
Weatherford International Ltd., 4.50%, 4/15/22	130,000	137,856
		1,088,829
FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	170,000	163,862
Delhaize Group SA, 4.125%, 4/10/19	175,000	184,498
Delhaize Group SA, 5.70%, 10/1/40	90,000	97,358
Kroger Co. (The), 6.40%, 8/15/17	200,000	228,302
Kroger Co. (The), 3.30%, 1/15/21	190,000	193,363
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	47,889
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	580,464
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	133,633
		1,629,369
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	212,628
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	235,225
Mondelez International, Inc., 4.00%, 2/1/24	140,000	145,620
Mondelez International, Inc., 6.50%, 2/9/40	97,000	124,365
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	189,619
		907,457

GAS UTILITIES — 0.7%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	330,000	348,975
El Paso Corp., 7.25%, 6/1/18	150,000	169,500
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	210,000	245,040
Enable Midstream Partners LP, 3.90%, 5/15/24(4)	160,000	159,245
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	150,093
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	112,177
Enbridge, Inc., 4.50%, 6/10/44	120,000	118,088
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	168,375
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	210,207
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	157,944
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	211,451
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	153,903
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	344,161
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	155,283
Enterprise Products Operating LLC, 5.10%, 2/15/45	120,000	128,421
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	159,549
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	171,160
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	170,000	197,113
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	177,007
Magellan Midstream Partners LP, 5.15%, 10/15/43	80,000	87,124
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	60,000	64,425
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	90,000	95,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	150,000	148,500
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	310,000	317,879
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	322,458
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	210,000	204,750
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	192,138
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	47,524
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	88,689
Williams Partners LP, 4.125%, 11/15/20	200,000	211,880
Williams Partners LP, 5.40%, 3/4/44	240,000	255,962
		5,574,646
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	80,000	78,944
Medtronic, Inc., 2.75%, 4/1/23	200,000	192,381
		271,325
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	125,504
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	150,000	154,125
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	526,888
Express Scripts Holding Co., 7.25%, 6/15/19	170,000	206,725
HCA, Inc., 3.75%, 3/15/19	310,000	308,450
HCA, Inc., 7.25%, 9/15/20	150,000	159,000
NYU Hospitals Center, 4.43%, 7/1/42	90,000	85,699
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	126,473
UnitedHealth Group, Inc., 4.25%, 3/15/43	120,000	117,690
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	178,000
Universal Health Services, Inc., 4.75%, 8/1/22(4)(5)	130,000	128,863
		2,117,417

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	200,000	199,188
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	166,400
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	113,517
		479,105
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	271,687
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	116,325
Lennar Corp., 4.75%, 12/15/17	210,000	218,400
Lennar Corp., 4.50%, 6/15/19	160,000	160,400
MDC Holdings, Inc., 5.50%, 1/15/24	140,000	143,659
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	113,750
		1,024,221
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	80,000	78,600
General Electric Co., 5.25%, 12/6/17	230,000	257,650
General Electric Co., 2.70%, 10/9/22	210,000	205,332
General Electric Co., 4.125%, 10/9/42	130,000	129,280
		670,862
INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	80,000	83,056
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	96,975
American International Group, Inc., 6.40%, 12/15/20	220,000	264,050
American International Group, Inc., 4.875%, 6/1/22	330,000	365,721
American International Group, Inc., 4.50%, 7/16/44	120,000	118,861
American International Group, Inc., MTN, 5.85%, 1/16/18	210,000	238,026
American International Group, Inc., VRN, 8.18%, 5/15/38	80,000	110,900
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	153,551
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	90,194
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	224,337
Genworth Holdings, Inc., 7.20%, 2/15/21	70,000	84,687
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	220,000	248,539
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	50,000	60,799
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	60,000	65,264
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)	150,000	149,402
Lincoln National Corp., 6.25%, 2/15/20	160,000	188,296
Markel Corp., 4.90%, 7/1/22	190,000	207,700
Markel Corp., 3.625%, 3/30/23	100,000	99,385
MetLife, Inc., 1.76%, 12/15/17	90,000	90,492
MetLife, Inc., 4.125%, 8/13/42	110,000	106,912
MetLife, Inc., 4.875%, 11/13/43	50,000	53,727
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	200,000	198,109
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	69,563
Prudential Financial, Inc., 5.625%, 5/12/41	220,000	255,310
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	79,861
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	104,633
Voya Financial, Inc., 5.50%, 7/15/22	180,000	203,732
Voya Financial, Inc., 5.70%, 7/15/43	160,000	184,934
WR Berkley Corp., 4.625%, 3/15/22	130,000	139,350

WR Berkley Corp., 4.75%, 8/1/44(5)	90,000	88,738
		4,425,104
INTERNET SOFTWARE AND SERVICES†
Netflix, Inc., 5.375%, 2/1/21	150,000	155,625
Netflix, Inc., 5.75%, 3/1/24(4)	40,000	41,500
		197,125
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	150,000	149,507
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	106,009
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	108,467
International Business Machines Corp., 1.95%, 7/22/16	410,000	419,969
Xerox Corp., 2.95%, 3/15/17	80,000	83,244
		867,196
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	155,198
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	186,968
		342,166
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	217,031
Deere & Co., 5.375%, 10/16/29	200,000	236,654
Oshkosh Corp., 5.375%, 3/1/22	290,000	297,975
		751,660
MEDIA — 0.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	240,000	232,438
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	191,498
CBS Corp., 4.85%, 7/1/42	60,000	59,066
Comcast Corp., 5.90%, 3/15/16	339,000	367,297
Comcast Corp., 6.40%, 5/15/38	310,000	394,724
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	250,000	277,284
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	200,000	209,783
Discovery Communications LLC, 5.625%, 8/15/19	90,000	102,299
Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,136
DISH DBS Corp., 7.125%, 2/1/16	50,000	53,375
Embarq Corp., 8.00%, 6/1/36	120,000	131,700
Gannett Co., Inc., 5.125%, 7/15/20	330,000	334,950
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	163,812
Lamar Media Corp., 5.375%, 1/15/24(4)	180,000	183,150
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	102,531
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	416,625
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	118,109
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	160,000	158,400
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	50,969
Qwest Corp., 7.50%, 10/1/14	200,000	202,128
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	81,358
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	152,408
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	77,740
Time Warner Cable, Inc., 4.50%, 9/15/42	160,000	155,558
Time Warner, Inc., 4.70%, 1/15/21	140,000	154,209
Time Warner, Inc., 7.70%, 5/1/32	200,000	275,557

Time Warner, Inc., 5.375%, 10/15/41	100,000	107,746
Time Warner, Inc., 5.35%, 12/15/43	120,000	129,172
Viacom, Inc., 4.50%, 3/1/21	110,000	119,375
Viacom, Inc., 3.125%, 6/15/22	190,000	187,472
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	124,387
		5,412,256
METALS AND MINING — 0.2%
ArcelorMittal, 5.75%, 8/5/20	120,000	125,250
Barrick Gold Corp., 4.10%, 5/1/23	140,000	138,591
Barrick North America Finance LLC, 4.40%, 5/30/21	230,000	240,486
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	72,113
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	110,000	118,782
Newmont Mining Corp., 6.25%, 10/1/39	80,000	84,308
Southern Copper Corp., 5.25%, 11/8/42	100,000	93,084
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	167,990
Steel Dynamics, Inc., 7.625%, 3/15/20	140,000	149,100
Teck Resources Ltd., 3.15%, 1/15/17	110,000	115,032
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	351,540
Vale Overseas Ltd., 4.625%, 9/15/20	260,000	278,728
Vale SA, 5.625%, 9/11/42	40,000	39,477
		1,974,481
MULTI-UTILITIES — 0.6%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	63,971
CMS Energy Corp., 4.25%, 9/30/15	160,000	166,148
CMS Energy Corp., 8.75%, 6/15/19	180,000	231,409
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	142,158
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	246,286
Consumers Energy Co., 2.85%, 5/15/22	50,000	49,866
Consumers Energy Co., 3.375%, 8/15/23	50,000	51,320
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	221,167
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	203,756
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	137,380
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	120,000	131,700
DPL, Inc., 6.50%, 10/15/16	250,000	266,250
Duke Energy Corp., 1.625%, 8/15/17	150,000	151,247
Duke Energy Corp., 3.55%, 9/15/21	90,000	93,860
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	146,368
Edison International, 3.75%, 9/15/17	130,000	138,175
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	167,268
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	124,559
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	75,081
FirstEnergy Corp., 2.75%, 3/15/18	135,000	135,893
FirstEnergy Corp., 4.25%, 3/15/23	260,000	258,354
Florida Power Corp., 3.85%, 11/15/42	220,000	210,539
Georgia Power Co., 4.30%, 3/15/42	70,000	70,412
Ipalco Enterprises, Inc., 5.00%, 5/1/18	230,000	243,225
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	230,635
Nisource Finance Corp., 4.45%, 12/1/21	70,000	75,094
Nisource Finance Corp., 5.65%, 2/1/45	100,000	113,122

PacifiCorp, 6.00%, 1/15/39	110,000	139,515
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	123,658
Progress Energy, Inc., 3.15%, 4/1/22	90,000	90,374
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	55,034
Sempra Energy, 6.50%, 6/1/16	200,000	219,920
Sempra Energy, 2.875%, 10/1/22	200,000	195,738
Southern Power Co., 5.15%, 9/15/41	40,000	44,360
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	162,625
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	54,160
		5,230,627
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	180,000	188,365
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	360,000	357,240
Target Corp., 4.00%, 7/1/42	220,000	208,018
		753,623
OIL, GAS AND CONSUMABLE FUELS — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	94,275
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	88,107
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	138,257
Apache Corp., 4.75%, 4/15/43	90,000	92,863
BP Capital Markets plc, 4.50%, 10/1/20	100,000	109,865
BP Capital Markets plc, 2.75%, 5/10/23	100,000	95,559
Chesapeake Energy Corp., 4.875%, 4/15/22	220,000	220,550
Chevron Corp., 2.43%, 6/24/20	80,000	80,716
Cimarex Energy Co., 4.375%, 6/1/24	130,000	133,088
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	143,493
Concho Resources, Inc., 7.00%, 1/15/21	330,000	354,750
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	54,148
Continental Resources, Inc., 5.00%, 9/15/22	240,000	257,700
Continental Resources, Inc., 4.90%, 6/1/44(4)	190,000	194,826
Denbury Resources, Inc., 4.625%, 7/15/23	210,000	197,400
Devon Energy Corp., 1.875%, 5/15/17	60,000	60,888
Devon Energy Corp., 5.60%, 7/15/41	140,000	161,094
EOG Resources, Inc., 5.625%, 6/1/19	150,000	173,033
EOG Resources, Inc., 4.10%, 2/1/21	130,000	141,264
Hess Corp., 6.00%, 1/15/40	90,000	108,040
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	218,416
Newfield Exploration Co., 6.875%, 2/1/20	200,000	209,000
Newfield Exploration Co., 5.75%, 1/30/22	190,000	208,050
Noble Energy, Inc., 4.15%, 12/15/21	290,000	310,323
Peabody Energy Corp., 7.375%, 11/1/16	40,000	43,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	59,415
Petro-Canada, 6.80%, 5/15/38	200,000	262,559
Petrobras Global Finance BV, 5.625%, 5/20/43	130,000	118,370
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	213,400
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	320,869
Petroleos Mexicanos, 3.125%, 1/23/19(4)	70,000	72,156
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	136,500
Petroleos Mexicanos, 4.875%, 1/24/22	120,000	128,760

Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,840
Petroleos Mexicanos, 5.50%, 6/27/44	140,000	144,921
Phillips 66, 4.30%, 4/1/22	250,000	266,376
Pioneer Natural Resources Co., 3.95%, 7/15/22	90,000	94,083
Plains Exploration & Production Co., 6.875%, 2/15/23	97,000	112,763
Range Resources Corp., 6.75%, 8/1/20	190,000	202,350
Shell International Finance BV, 2.375%, 8/21/22	130,000	125,058
Shell International Finance BV, 3.625%, 8/21/42	140,000	128,139
Shell International Finance BV, 4.55%, 8/12/43	130,000	136,730
Statoil ASA, 2.45%, 1/17/23	190,000	182,410
Statoil ASA, 3.95%, 5/15/43	50,000	48,016
Statoil ASA, 4.80%, 11/8/43	100,000	110,077
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	110,000	115,225
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	161,625
Talisman Energy, Inc., 7.75%, 6/1/19	95,000	117,051
Tesoro Corp., 5.375%, 10/1/22	100,000	101,000
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	116,664
Total Capital SA, 2.125%, 8/10/18	140,000	141,827
Whiting Petroleum Corp., 5.00%, 3/15/19	190,000	199,975
		7,762,864
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	120,000	123,334
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	350,000	401,093
International Paper Co., 6.00%, 11/15/41	130,000	151,658
		676,085
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	300,000	300,293
AbbVie, Inc., 2.90%, 11/6/22	100,000	96,577
AbbVie, Inc., 4.40%, 11/6/42	180,000	176,330
Actavis Funding SCS, 3.85%, 6/15/24(4)	100,000	99,929
Actavis, Inc., 1.875%, 10/1/17	220,000	220,847
Actavis, Inc., 3.25%, 10/1/22	200,000	196,218
Actavis, Inc., 4.625%, 10/1/42	60,000	58,400
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	66,882
Forest Laboratories, Inc., 4.875%, 2/15/21(4)	270,000	293,558
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	245,402
Merck & Co., Inc., 2.40%, 9/15/22	100,000	95,754
Merck & Co., Inc., 3.60%, 9/15/42	140,000	126,250
Mylan, Inc., 5.40%, 11/29/43	50,000	54,051
Roche Holdings, Inc., 6.00%, 3/1/19(4)	317,000	370,525
Roche Holdings, Inc., 7.00%, 3/1/39(4)	70,000	99,745
Sanofi, 4.00%, 3/29/21	95,000	103,021
		2,603,782
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	143,691
DDR Corp., 4.75%, 4/15/18	230,000	248,996
Essex Portfolio LP, 3.625%, 8/15/22	150,000	151,287
Essex Portfolio LP, 3.375%, 1/15/23(4)	60,000	59,160
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,812

HCP, Inc., 3.75%, 2/1/16	200,000	208,681
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,509
Health Care REIT, Inc., 3.75%, 3/15/23	130,000	129,822
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	358,192
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,897
Kilroy Realty LP, 3.80%, 1/15/23	190,000	190,497
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	133,969
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	183,723
Simon Property Group LP, 5.75%, 12/1/15	160,000	168,921
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	95,000	97,891
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	120,000	131,405
		2,404,453
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	183,401
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	65,396
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	220,585
CSX Corp., 4.25%, 6/1/21	150,000	162,621
CSX Corp., 3.70%, 11/1/23	180,000	185,442
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	45,392
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	204,083
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	40,000	40,771
Union Pacific Corp., 4.00%, 2/1/21	100,000	108,413
Union Pacific Corp., 4.75%, 9/15/41	150,000	162,676
		1,378,780
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	140,000	139,936
SOFTWARE — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(4)	150,000	157,875
Intuit, Inc., 5.75%, 3/15/17	254,000	282,341
Oracle Corp., 2.50%, 10/15/22	260,000	249,177
Oracle Corp., 3.625%, 7/15/23	280,000	288,566
Oracle Corp., 3.40%, 7/8/24	150,000	149,580
		1,127,539
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	448,473
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	227,000	242,890
United Rentals North America, Inc., 5.75%, 7/15/18	310,000	323,950
		1,015,313
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.1%
Dell, Inc., 2.30%, 9/10/15	90,000	90,270
Dell, Inc., 3.10%, 4/1/16	40,000	40,750
Hewlett-Packard Co., 4.30%, 6/1/21	290,000	309,249
Seagate HDD Cayman, 4.75%, 6/1/23(4)	270,000	274,050
		714,319
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	298,900
L Brands, Inc., 6.90%, 7/15/17	100,000	112,500
PVH Corp., 4.50%, 12/15/22	210,000	203,700
		615,100

TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	258,409
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	194,866
		453,275
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
America Movil SAB de CV, 5.00%, 3/30/20	110,000	121,143
America Movil SAB de CV, 3.125%, 7/16/22	310,000	301,627
Sprint Communications, 6.00%, 12/1/16	150,000	162,281
Sprint Communications, 9.00%, 11/15/18(4)	180,000	211,500
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	219,450
Vodafone Group plc, 5.625%, 2/27/17	110,000	121,699
		1,137,700
TOTAL CORPORATE BONDS (Cost $91,503,602)		94,786,002
U.S. TREASURY SECURITIES — 10.4%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	547,673
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	624,965
U.S. Treasury Bonds, 5.375%, 2/15/31	2,900,000	3,801,720
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,398,438
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,227,661
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,457,462
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	1,951,952
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	275,109
U.S. Treasury Notes, 0.50%, 8/15/14	3,000,000	3,000,585
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,001,954
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	5,006,350
U.S. Treasury Notes, 0.375%, 11/15/15	1,200,000	1,202,390
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,776,318
U.S. Treasury Notes, 2.125%, 12/31/15	8,750,000	8,979,346
U.S. Treasury Notes, 0.375%, 1/15/16	6,200,000	6,208,717
U.S. Treasury Notes, 0.50%, 6/15/16	3,000,000	3,000,879
U.S. Treasury Notes, 0.625%, 12/15/16	7,300,000	7,280,611
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	492,110
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,479,962
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,374,507
U.S. Treasury Notes, 0.875%, 1/31/18	4,500,000	4,436,015
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	914,580
U.S. Treasury Notes, 1.375%, 7/31/18	11,130,000	11,079,570
U.S. Treasury Notes, 1.375%, 9/30/18	2,500,000	2,482,030
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,318,146
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,053,863
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	198,156
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,782,282
U.S. Treasury Notes, 1.75%, 5/15/23	3,150,000	2,969,366
TOTAL U.S. TREASURY SECURITIES (Cost $87,012,267)		87,322,717
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	46,108	48,616
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.52%, 8/1/14	476,990	480,035

Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	446,978	354,564
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.64%, 8/1/14	286,739	290,833
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	47,672	48,973
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.65%, 8/1/14	473,453	475,140
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	212,950	223,659
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.14%, 8/1/14	844,873	844,743
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 8/1/14	236,666	235,756
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	14,082	13,979
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 8/1/14	287,773	288,558
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 8/1/14	877,853	878,756
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 8/1/14	157,502	155,568
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.08%, 8/1/14	359,038	361,032
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 8/1/14	400,065	400,821
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 8/1/14	537,202	539,741
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 8/1/14	410,896	415,500
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.23%, 8/1/14	183,036	186,631
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.60%, 8/1/14	107,622	108,929
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.64%, 8/1/14	568,251	578,534
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 8/1/14(4)	220,349	218,969
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 8/1/14	765,746	784,253
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	100,171	105,508
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 8/25/14	361,048	359,529
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 8/1/14	555,856	549,604
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.59%, 8/1/14	103,764	105,357
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/14	130,161	131,591
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 8/1/14(4)	430,506	446,046
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 8/1/14	335,124	337,711
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.90%, 8/25/14	499,746	486,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	99,447	102,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 8/1/14	148,426	149,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 8/1/14	286,759	294,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 8/1/14	301,857	308,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	206,948	213,124
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	384,574	396,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	517,249	546,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 8/1/14	882,357	902,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 8/1/14	645,510	653,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 8/1/14	188,712	194,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 8/1/14	184,570	189,787
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 8/1/14	210,046	213,140
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 8/1/14	155,272	159,851
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 8/1/14	608,071	614,952
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	255,660	271,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	296,795	310,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	168,224	172,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	236,405	245,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	141,569	147,009
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	89,265	90,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.12%, 8/1/14	156,896	158,501

Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	471,236	498,116
		17,289,507
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	454,816	492,602
FHLMC, Series 77, Class H, 8.50%, 9/15/20	35,115	37,638
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,775,000	1,774,393
		2,304,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,527,912)		19,594,140
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 8/1/14	335,843	347,167
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 8/1/14	300,000	315,084
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	1,125,000	1,111,352
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 8/15/14(4)	825,000	825,619
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	950,000	939,294
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 8/15/14(4)	925,000	927,346
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	720,797
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 8/1/14	429,811	432,700
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 8/1/14	158,000	160,194
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	326,648	332,950
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	939,206	953,220
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	1,125,000	1,161,252
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 8/10/14(4)	1,575,000	1,567,814
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/14	475,000	489,710
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	294,204
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	484,055
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	48,347	49,875
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 8/11/14	125,000	126,524
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	616,116	631,933
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 8/11/14	400,000	415,091
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 8/11/14	425,000	447,104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	491,903
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,230,947	1,238,492
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 8/13/14(4)	800,000	819,598
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 8/13/14(4)	725,000	732,050
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 8/1/14(4)	300,000	312,467
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	467,317	467,343
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,808,237)		16,795,138
ASSET-BACKED SECURITIES(2) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(4)	675,000	683,191
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	240,261
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 8/7/14(4)	950,000	950,632
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	1,100,000	1,099,678
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 8/15/14	775,000	776,246
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	475,000	474,628
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 8/15/14	1,312,500	1,312,784
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 8/11/14(4)	1,125,000	1,125,903

Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	290,521	294,158
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	1,393,884	1,391,553
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	1,375,000	1,375,210
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	675,000	676,300
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(4)	575,000	582,029
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	170,000	173,196
TOTAL ASSET-BACKED SECURITIES (Cost $11,147,491)		11,155,769
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	$530,000	601,550
Brazilian Government International Bond, 4.875%, 1/22/21	$20,000	21,640
Brazilian Government International Bond, 2.625%, 1/5/23	$260,000	238,290
		861,480
CANADA†
Province of Ontario Canada, 1.00%, 7/22/16	$150,000	150,924
CHILE†
Chile Government International Bond, 3.25%, 9/14/21	$100,000	103,400
Chile Government International Bond, 3.625%, 10/30/42	$100,000	88,750
		192,150
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	$310,000	330,925
Colombia Government International Bond, 6.125%, 1/18/41	$100,000	120,000
		450,925
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$220,000	280,683
MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	$70,000	77,140
Mexico Government International Bond, MTN, 5.95%, 3/19/19	$420,000	484,050
Mexico Government International Bond, 5.125%, 1/15/20	$330,000	371,250
Mexico Government International Bond, 4.00%, 10/2/23	$100,000	104,225
Mexico Government International Bond, 6.05%, 1/11/40	$50,000	60,562
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$400,000	403,000
		1,500,227
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	$70,000	88,025
Peruvian Government International Bond, 5.625%, 11/18/50	$170,000	191,675
		279,700
PHILIPPINES — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	$300,000	320,625
Philippine Government International Bond, 6.375%, 10/23/34	$150,000	189,562
		510,187
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	$140,000	157,395
Poland Government International Bond, 3.00%, 3/17/23	$140,000	135,975
		293,370
SOUTH AFRICA†
South Africa Government International Bond, 4.67%, 1/17/24	$110,000	112,750

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$160,000	169,313
Korea Development Bank (The), 3.25%, 3/9/16	$130,000	134,633
Korea Development Bank (The), 4.00%, 9/9/16	$110,000	116,563
		420,509
TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23	$200,000	186,840
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$70,000	61,075
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,040,238)		5,300,820
MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	58,206
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	105,969
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	183,564
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	149,209
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	243,726
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	120,363
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	239,046
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	132,678
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	74,805
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	141,881
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	82,067
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	151,648
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	290,392
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	134,837
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	121,822
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	121,979
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	87,664
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	55,900
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	250,973
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	250,641
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	253,861
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	108,068
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	130,632
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	142,340
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	62,411
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	23,503
TOTAL MUNICIPAL SECURITIES (Cost $3,111,145)		3,718,185
TEMPORARY CASH INVESTMENTS — 1.3%
SSgA U.S. Government Money Market Fund, Class N (Cost $11,038,317)	11,038,317	11,038,317
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $728,348,729)		841,990,417
OTHER ASSETS AND LIABILITIES — (0.4)%		(3,242,036)
TOTAL NET ASSETS — 100.0%		$838,748,381

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†		Category is less than 0.05% of total net assets.
(1)		Non-income producing.
(2)		Final maturity date indicated, unless otherwise noted.
(3)		Forward commitment. Settlement date is indicated.
(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $20,982,285, which represented 2.5% of total net assets.

(5)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	497,123,908	—	—
U.S. Government Agency Mortgage-Backed Securities	—	95,155,421	—
Corporate Bonds	—	94,786,002	—
U.S. Treasury Securities	—	87,322,717	—
Collateralized Mortgage Obligations	—	19,594,140	—
Commercial Mortgage-Backed Securities	—	16,795,138	—
Asset-Backed Securities	—	11,155,769	—
Sovereign Governments and Agencies	—	5,300,820	—
Municipal Securities	—	3,718,185	—
Temporary Cash Investments	11,038,317	—	—
	508,162,225	333,828,192	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$731,068,305
Gross tax appreciation of investments	$116,572,162
Gross tax depreciation of investments	(5,650,050)
Net tax appreciation (depreciation) of investments	$110,922,112

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
July 31, 2014

Capital Value - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
AEROSPACE AND DEFENSE — 4.1%
General Dynamics Corp.	13,890	1,621,935
Honeywell International, Inc.	14,570	1,337,963
Raytheon Co.	8,570	777,899
Textron, Inc.	25,940	943,438
United Technologies Corp.	16,410	1,725,512
		6,406,747
AIRLINES — 0.4%
Southwest Airlines Co.	22,330	631,492
AUTO COMPONENTS — 0.3%
Delphi Automotive plc	7,270	485,636
AUTOMOBILES — 1.5%
Ford Motor Co.	135,370	2,303,997
BANKS — 13.6%
Bank of America Corp.	77,640	1,184,010
Citigroup, Inc.	60,220	2,945,360
JPMorgan Chase & Co.	102,810	5,929,053
KeyCorp	59,710	808,473
PNC Financial Services Group, Inc. (The)	29,580	2,442,125
U.S. Bancorp	69,640	2,926,969
Wells Fargo & Co.	95,860	4,879,274
		21,115,264
BEVERAGES — 0.7%
PepsiCo, Inc.	11,710	1,031,651
BIOTECHNOLOGY — 1.1%
Amgen, Inc.	6,870	875,169
Gilead Sciences, Inc.(1)	8,650	791,908
		1,667,077
BUILDING PRODUCTS — 0.5%
Masco Corp.	35,950	747,760
CAPITAL MARKETS — 5.7%
Ameriprise Financial, Inc.	14,760	1,765,296
Bank of New York Mellon Corp. (The)	14,280	557,491
BlackRock, Inc.	4,250	1,295,103
Goldman Sachs Group, Inc. (The)	11,790	2,038,137
Invesco Ltd.	28,920	1,088,260
Morgan Stanley	25,870	836,636
State Street Corp.	17,230	1,213,681
		8,794,604
CHEMICALS — 1.5%
Dow Chemical Co. (The)	20,850	1,064,810
LyondellBasell Industries NV, Class A	11,950	1,269,687
		2,334,497
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
ADT Corp. (The)	7,797	271,336
Tyco International Ltd.	10,040	433,226
		704,562

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	64,090	1,616,991
QUALCOMM, Inc.	23,160	1,706,892
		3,323,883
CONSUMER FINANCE — 1.4%
Capital One Financial Corp.	21,680	1,724,427
Synchrony Financial(1)	16,820	386,860
		2,111,287
DIVERSIFIED CONSUMER SERVICES — 0.1%
ServiceMaster Global Holdings, Inc.(1)	8,940	157,076
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc., Class B(1)	17,690	2,218,857
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	38,650	1,375,554
CenturyLink, Inc.	4,810	188,744
Verizon Communications, Inc.	12,990	654,956
		2,219,254
ELECTRIC UTILITIES — 2.7%
American Electric Power Co., Inc.	11,390	592,166
PPL Corp.	37,000	1,220,630
Westar Energy, Inc.	32,930	1,186,797
Xcel Energy, Inc.	37,040	1,140,832
		4,140,425
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	22,440	1,524,125
ENERGY EQUIPMENT AND SERVICES — 3.3%
Halliburton Co.	25,290	1,744,757
National Oilwell Varco, Inc.	20,830	1,688,063
Schlumberger Ltd.	15,870	1,720,150
		5,152,970
FOOD AND STAPLES RETAILING — 2.2%
CVS Caremark Corp.	32,350	2,470,246
Kroger Co. (The)	18,900	925,722
		3,395,968
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Abbott Laboratories	55,730	2,347,348
Medtronic, Inc.	46,000	2,840,040
		5,187,388
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	23,150	1,794,820
WellPoint, Inc.	11,530	1,266,109
		3,060,929
HOTELS, RESTAURANTS AND LEISURE — 0.4%
Marriott International, Inc., Class A	9,730	629,628
HOUSEHOLD PRODUCTS — 1.5%
Procter & Gamble Co. (The)	29,810	2,304,909
INDUSTRIAL CONGLOMERATES — 1.9%
General Electric Co.	116,320	2,925,448
INSURANCE — 6.5%
Allstate Corp. (The)	32,250	1,885,013
American International Group, Inc.	29,880	1,553,162
Chubb Corp. (The)	4,840	419,676
MetLife, Inc.	38,930	2,047,718

Principal Financial Group, Inc.	14,400	715,392
Prudential Financial, Inc.	19,770	1,719,397
Travelers Cos., Inc. (The)	19,840	1,776,870
		10,117,228
IT SERVICES — 0.4%
Sabre Corp.(1)	30,390	576,802
MACHINERY — 1.8%
Ingersoll-Rand plc	23,400	1,375,686
PACCAR, Inc.	10,920	679,988
Stanley Black & Decker, Inc.	8,830	772,184
		2,827,858
MEDIA — 3.5%
CBS Corp., Class B	5,340	303,472
Comcast Corp., Class A	33,560	1,803,179
Time Warner Cable, Inc.	6,180	896,718
Time Warner, Inc.	28,830	2,393,467
		5,396,836
METALS AND MINING — 0.2%
Freeport-McMoRan, Inc.	10,260	381,877
MULTILINE RETAIL — 2.3%
Macy's, Inc.	29,500	1,704,805
Target Corp.	32,040	1,909,264
		3,614,069
OIL, GAS AND CONSUMABLE FUELS — 11.8%
Chevron Corp.	50,420	6,516,281
Exxon Mobil Corp.	51,760	5,121,134
Imperial Oil Ltd.	30,120	1,545,572
Oasis Petroleum, Inc.(1)	17,040	910,788
Occidental Petroleum Corp.	26,380	2,577,590
Total SA ADR	25,620	1,652,490
		18,323,855
PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	25,740	1,222,650
PHARMACEUTICALS — 7.3%
Catalent, Inc.(1)	23,701	473,783
Johnson & Johnson	52,160	5,220,694
Merck & Co., Inc.	62,000	3,517,880
Pfizer, Inc.	75,830	2,176,321
		11,388,678
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Brixmor Property Group, Inc.	34,760	787,314
Camden Property Trust	6,340	458,762
		1,246,076
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	100,490	2,106,270
Microchip Technology, Inc.	36,250	1,631,975
		3,738,245
SOFTWARE — 4.1%
Electronic Arts, Inc.(1)	39,410	1,324,176
Microsoft Corp.	61,140	2,638,802
Oracle Corp.	59,930	2,420,573
		6,383,551

SPECIALTY RETAIL — 1.1%
Lowe's Cos., Inc.	31,110	1,488,614
Michaels Cos., Inc. (The)(1)	11,690	176,285
		1,664,899
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.9%
Apple, Inc.	5,450	520,856
Western Digital Corp.	9,600	958,368
		1,479,224
TOBACCO — 0.6%
Altria Group, Inc.	21,300	864,780
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
United Rentals, Inc.(1)	4,780	506,202
TOTAL COMMON STOCKS (Cost $101,040,137)		154,308,264
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $280,253), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $274,695)		274,694
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $280,196), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $274,694)		274,694
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $224,413), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $219,755)		219,755
SSgA U.S. Government Money Market Fund, Class N	882,299	882,299
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,651,442)		1,651,442
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $102,691,579)		155,959,706
OTHER ASSETS AND LIABILITIES — (0.4)%		(602,696)
TOTAL NET ASSETS — 100.0%		$155,357,010

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,287,848	CAD	1,392,267	JPMorgan Chase Bank N.A.	8/29/14	11,789
EUR	44,833	USD	60,029	UBS AG	8/29/14	9
USD	1,515,979	EUR	1,128,195	UBS AG	8/29/14	5,150
						16,948

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	152,762,692	1,545,572	—
Temporary Cash Investments	882,299	769,143	—
	153,644,991	2,314,715	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	16,948	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$104,534,727
Gross tax appreciation of investments	$51,720,760
Gross tax depreciation of investments	(295,781)
Net tax appreciation (depreciation) of investments	$51,424,979

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Growth Fund
July 31, 2014

Focused Growth - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
AEROSPACE AND DEFENSE — 5.3%
Boeing Co. (The)	2,846	342,886
Honeywell International, Inc.	6,104	560,530
		903,416
AIRLINES — 0.3%
Alaska Air Group, Inc.	1,186	52,148
AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	387	24,091
AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	3,489	215,690
BANKS — 2.5%
SunTrust Banks, Inc.	11,041	420,110
BEVERAGES — 4.1%
PepsiCo, Inc.	7,898	695,814
BIOTECHNOLOGY — 3.0%
Alexion Pharmaceuticals, Inc.(1)	1,841	292,700
Incyte Corp. Ltd.(1)	4,584	218,061
		510,761
CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	3,311	179,291
CHEMICALS — 5.1%
Dow Chemical Co. (The)	3,868	197,539
LyondellBasell Industries NV, Class A	1,355	143,969
Monsanto Co.	4,693	530,731
		872,239
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Tyco International Ltd.	3,274	141,273
ELECTRICAL EQUIPMENT — 2.2%
Rockwell Automation, Inc.	3,284	366,691
ENERGY EQUIPMENT AND SERVICES — 4.0%
Schlumberger Ltd.	6,236	675,920
FOOD PRODUCTS — 3.7%
Hershey Co. (The)	1,538	135,575
Mead Johnson Nutrition Co.	5,412	494,873
		630,448
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.2%
C.R. Bard, Inc.	3,449	514,694
DexCom, Inc.(1)	3,517	132,521
IDEXX Laboratories, Inc.(1)	559	69,584
		716,799
HEALTH CARE PROVIDERS AND SERVICES — 2.5%
Cardinal Health, Inc.	5,959	426,962

HOTELS, RESTAURANTS AND LEISURE — 4.4%
Las Vegas Sands Corp.	4,089	301,973
Marriott International, Inc., Class A	6,840	442,616
		744,589
INTERNET SOFTWARE AND SERVICES — 7.2%
Facebook, Inc., Class A(1)	4,522	328,523
Google, Inc., Class A(1)	641	371,492
Google, Inc., Class C(1)	632	361,251
Yelp, Inc.(1)	2,435	163,535
		1,224,801
IT SERVICES — 5.9%
MasterCard, Inc., Class A	6,574	487,462
Visa, Inc., Class A	2,449	516,764
		1,004,226
MACHINERY — 2.6%
Parker-Hannifin Corp.	2,513	288,870
WABCO Holdings, Inc.(1)	1,592	155,188
		444,058
MEDIA — 6.1%
Comcast Corp., Class A	12,099	650,079
Walt Disney Co. (The)	4,428	380,277
		1,030,356
OIL, GAS AND CONSUMABLE FUELS — 1.3%
EOG Resources, Inc.	1,219	133,407
Noble Energy, Inc.	1,218	80,985
		214,392
PHARMACEUTICALS — 3.9%
Johnson & Johnson	5,394	539,885
Teva Pharmaceutical Industries Ltd. ADR	2,370	126,795
		666,680
ROAD AND RAIL — 2.1%
Union Pacific Corp.	3,703	364,042
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.0%
Broadcom Corp., Class A	12,395	474,233
Linear Technology Corp.	8,444	372,676
		846,909
SOFTWARE — 5.8%
Electronic Arts, Inc.(1)	9,249	310,767
Oracle Corp.	16,675	673,503
		984,270
SPECIALTY RETAIL — 5.8%
AutoZone, Inc.(1)	976	504,621
Home Depot, Inc. (The)	5,975	483,079
		987,700
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.1%
Hewlett-Packard Co.	13,494	480,521
SanDisk Corp.	4,255	390,226
		870,747

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Hanesbrands, Inc.	3,118	304,660
TOTAL COMMON STOCKS (Cost $13,161,229)		16,519,083
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Growth Index Fund (Cost $215,511)	2,382	212,546
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $38,241), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $37,482)		37,482
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $38,233), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $37,482)		37,482
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $30,621), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $29,986)		29,986
SSgA U.S. Government Money Market Fund, Class N	120,385	120,385
TOTAL TEMPORARY CASH INVESTMENTS (Cost $225,335)		225,335
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $13,602,075)		16,956,964
OTHER ASSETS AND LIABILITIES — 0.3%		55,995
TOTAL NET ASSETS — 100.0%		$17,012,959

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	16,519,083	—	—
Exchange-Traded Funds	212,546	—	—
Temporary Cash Investments	120,385	104,950	—
	16,852,014	104,950	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,640,629
Gross tax appreciation of investments	$3,437,416
Gross tax depreciation of investments	(121,081)
Net tax appreciation (depreciation) of investments	$3,316,335

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Fundamental Equity Fund
July 31, 2014

Fundamental Equity - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
AEROSPACE AND DEFENSE — 3.7%
Boeing Co. (The)	23,082	2,780,919
General Dynamics Corp.	17,669	2,063,209
Lockheed Martin Corp.	14,272	2,382,996
Northrop Grumman Corp.	7,781	959,164
Raytheon Co.	1,227	111,375
		8,297,663
AIR FREIGHT AND LOGISTICS†
United Parcel Service, Inc., Class B	950	92,235
AIRLINES — 0.5%
Delta Air Lines, Inc.	31,367	1,175,008
BANKS — 7.2%
Citigroup, Inc.	70,748	3,460,285
JPMorgan Chase & Co.	108,685	6,267,864
KeyCorp	16,838	227,986
Wells Fargo & Co.	122,128	6,216,315
		16,172,450
BEVERAGES — 2.0%
Coca-Cola Enterprises, Inc.	15,920	723,564
Dr Pepper Snapple Group, Inc.	30,557	1,795,529
PepsiCo, Inc.	21,214	1,868,954
		4,388,047
BIOTECHNOLOGY — 2.8%
Alexion Pharmaceuticals, Inc.(1)	850	135,142
Amgen, Inc.	8,482	1,080,522
Biogen Idec, Inc.(1)	8,112	2,712,572
Gilead Sciences, Inc.(1)	19,290	1,765,999
Regeneron Pharmaceuticals, Inc.(1)	1,737	549,274
		6,243,509
CAPITAL MARKETS — 1.7%
Ameriprise Financial, Inc.	11,305	1,352,078
BlackRock, Inc.	1,454	443,078
Franklin Resources, Inc.	11,793	638,591
Goldman Sachs Group, Inc. (The)	1,190	205,715
Legg Mason, Inc.	24,651	1,169,690
		3,809,152
CHEMICALS — 2.7%
Ashland, Inc.	1,336	139,813
CF Industries Holdings, Inc.	7,090	1,774,911
Dow Chemical Co. (The)	18,932	966,857
Eastman Chemical Co.	1,735	136,683
LyondellBasell Industries NV, Class A	18,608	1,977,100
PPG Industries, Inc.	5,000	991,800
		5,987,164
COMMERCIAL SERVICES AND SUPPLIES†
Knoll, Inc.	2,701	45,404
COMMUNICATIONS EQUIPMENT — 3.7%
ARRIS Group, Inc.(1)	9,138	312,245

Cisco Systems, Inc.	158,250	3,992,648
Harris Corp.	1,560	106,501
Motorola Solutions, Inc.	3,380	215,238
QUALCOMM, Inc.	50,397	3,714,259
		8,340,891
CONSTRUCTION AND ENGINEERING — 0.3%
EMCOR Group, Inc.	6,304	258,023
Fluor Corp.	4,709	343,145
		601,168
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	22,926	736,612
DIVERSIFIED FINANCIAL SERVICES — 0.4%
McGraw-Hill Cos., Inc. (The)	7,380	592,024
Moody's Corp.	4,131	359,397
		951,421
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	51,127	1,819,610
CenturyLink, Inc.	42,508	1,668,014
Verizon Communications, Inc.	32,166	1,621,810
		5,109,434
ELECTRIC UTILITIES — 1.0%
Edison International	7,422	406,726
Entergy Corp.	14,949	1,088,736
Xcel Energy, Inc.	22,053	679,232
		2,174,694
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	28,490	1,813,388
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Belden, Inc.	7,986	542,249
Jabil Circuit, Inc.	2,799	55,868
		598,117
ENERGY EQUIPMENT AND SERVICES — 2.2%
Cameron International Corp.(1)	6,963	493,747
Nabors Industries Ltd.	4,445	120,726
National Oilwell Varco, Inc.	7,476	605,855
Patterson-UTI Energy, Inc.	20,809	714,789
Schlumberger Ltd.	26,844	2,909,621
Seventy Seven Energy, Inc.(1)	769	17,249
		4,861,987
FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.	43,485	3,320,515
Kroger Co. (The)	56,680	2,776,186
Safeway, Inc.	11,052	380,852
Sysco Corp.	1,597	56,997
		6,534,550
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	4,585	212,744
ConAgra Foods, Inc.	17,591	530,017
General Mills, Inc.	25,496	1,278,624
Keurig Green Mountain, Inc.	1,890	225,439
Tyson Foods, Inc., Class A	70,036	2,606,040
		4,852,864
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.3%
Abbott Laboratories	25,155	1,059,529

Boston Scientific Corp.(1)	20,072	256,520
C.R. Bard, Inc.	1,781	265,779
Covidien plc	1,399	121,027
Medtronic, Inc.	6,181	381,615
ResMed, Inc.	7,773	402,175
Stryker Corp.	5,187	413,767
		2,900,412
HEALTH CARE PROVIDERS AND SERVICES — 3.6%
Aetna, Inc.	18,578	1,440,352
AmerisourceBergen Corp.	21,644	1,664,640
Cardinal Health, Inc.	39,940	2,861,701
Cigna Corp.	12,114	1,090,745
Express Scripts Holding Co.(1)	11,969	833,641
UnitedHealth Group, Inc.	1,742	141,189
		8,032,268
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)	264	15,885
Brinker International, Inc.	12,639	566,733
Cheesecake Factory, Inc. (The)	2,863	122,765
Las Vegas Sands Corp.	543	40,101
Wendy's Co. (The)	27,217	221,818
Wyndham Worldwide Corp.	16,669	1,259,343
Wynn Resorts Ltd.	3,462	738,098
		2,964,743
HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	3,384	246,287
HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	22,745	2,362,523
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp. (The)	22,048	322,121
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co.	9,438	237,366
INSURANCE — 3.9%
Aflac, Inc.	8,831	527,564
American Financial Group, Inc.	4,541	254,250
American International Group, Inc.	30,820	1,602,024
Assurant, Inc.	9,472	600,146
MetLife, Inc.	13,933	732,876
Principal Financial Group, Inc.	1,343	66,720
Travelers Cos., Inc. (The)	36,037	3,227,474
Unum Group	53,683	1,842,937
		8,853,991
INTERNET AND CATALOG RETAIL — 0.9%
Expedia, Inc.	15,982	1,269,290
Liberty Interactive Corp., Class A(1)	7,113	199,520
Priceline Group, Inc. (The)(1)	194	241,035
TripAdvisor, Inc.(1)	3,171	300,738
		2,010,583
INTERNET SOFTWARE AND SERVICES — 2.8%
AOL, Inc.(1)	1,964	75,712
Facebook, Inc., Class A(1)	42,966	3,121,480
Google, Inc., Class A(1)	2,650	1,535,808
Google, Inc., Class C(1)	900	514,440
IAC/InterActiveCorp	1,924	129,293

VeriSign, Inc.(1)	17,426	941,875
		6,318,608
IT SERVICES — 3.8%
Accenture plc, Class A	14,353	1,137,906
Alliance Data Systems Corp.(1)	3,190	836,705
Cognizant Technology Solutions Corp., Class A(1)	3,344	164,023
Computer Sciences Corp.	5,041	314,508
MasterCard, Inc., Class A	21,140	1,567,531
Visa, Inc., Class A	17,056	3,598,986
Western Union Co. (The)	53,461	933,964
		8,553,623
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	9,145	512,943
MACHINERY — 2.5%
Caterpillar, Inc.	19,094	1,923,721
Cummins, Inc.	5,862	817,104
Dover Corp.	27,893	2,392,104
Flowserve Corp.	2,457	181,916
Oshkosh Corp.	1,569	72,519
Parker-Hannifin Corp.	1,725	198,289
		5,585,653
MEDIA — 5.2%
CBS Corp., Class B	5,700	323,931
Comcast Corp., Class A	86,677	4,657,155
Omnicom Group, Inc.	4,959	347,080
Time Warner Cable, Inc.	7,466	1,083,317
Time Warner, Inc.	38,900	3,229,478
Time, Inc.(1)	936	22,558
Viacom, Inc., Class B	12,870	1,063,963
Walt Disney Co. (The)	11,141	956,789
		11,684,271
METALS AND MINING†
Reliance Steel & Aluminum Co.	940	64,155
MULTI-UTILITIES — 1.2%
Ameren Corp.	21,671	833,250
CenterPoint Energy, Inc.	35,490	863,117
DTE Energy Co.	12,543	925,924
Public Service Enterprise Group, Inc.	2,196	77,233
		2,699,524
MULTILINE RETAIL — 1.5%
Big Lots, Inc.	9,042	395,588
Dillard's, Inc., Class A	2,347	279,809
Kohl's Corp.	7,489	400,961
Macy's, Inc.	21,880	1,264,445
Target Corp.	16,616	990,148
		3,330,951
OIL, GAS AND CONSUMABLE FUELS — 9.0%
Apache Corp.	3,190	327,485
Chesapeake Energy Corp.	10,777	284,189
Chevron Corp.	8,017	1,036,117
ConocoPhillips	37,347	3,081,127
EOG Resources, Inc.	3,258	356,556
Exxon Mobil Corp.	89,891	8,893,816
HollyFrontier Corp.	21,570	1,014,006

Murphy Oil Corp.	6,484	402,851
Occidental Petroleum Corp.	41,726	4,077,047
Valero Energy Corp.	13,532	687,426
		20,160,620
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	42,178	2,003,455
PHARMACEUTICALS — 6.0%
AbbVie, Inc.	30,509	1,596,841
Eli Lilly & Co.	23,862	1,457,014
Hospira, Inc.(1)	3,539	196,308
Johnson & Johnson	48,351	4,839,452
Mylan, Inc.(1)	8,291	409,327
Pfizer, Inc.	176,112	5,054,414
		13,553,356
PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	2,335	177,670
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp.	489	46,157
Annaly Capital Management, Inc.	18,122	201,154
Host Hotels & Resorts, Inc.	14,548	316,273
Omega Healthcare Investors, Inc.	2,154	78,707
Prologis, Inc.	2,830	115,492
Public Storage	6,190	1,062,266
Simon Property Group, Inc.	1,061	178,450
Washington Prime Group, Inc.(1)	667	12,600
Weyerhaeuser Co.	4,399	137,777
		2,148,876
ROAD AND RAIL — 1.5%
Ryder System, Inc.	5,521	475,524
Union Pacific Corp.	28,398	2,791,807
		3,267,331
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Altera Corp.	3,381	110,626
First Solar, Inc.(1)	6,857	432,745
KLA-Tencor Corp.	5,945	425,008
Marvell Technology Group Ltd.	28,507	380,283
Micron Technology, Inc.(1)	18,770	573,424
NVIDIA Corp.	25,424	444,920
SunPower Corp.(1)	1,085	39,852
Texas Instruments, Inc.	18,154	839,623
Xilinx, Inc.	3,144	129,313
		3,375,794
SOFTWARE — 3.2%
Microsoft Corp.	72,599	3,133,373
Oracle Corp.	72,580	2,931,506
Red Hat, Inc.(1)	792	46,031
Symantec Corp.	45,826	1,084,243
		7,195,153
SPECIALTY RETAIL — 3.1%
AutoZone, Inc.(1)	789	407,937
Best Buy Co., Inc.	1,173	34,873
Gap, Inc. (The)	34,439	1,381,348
Home Depot, Inc. (The)	47,435	3,835,120
L Brands, Inc.	309	17,913

Lowe's Cos., Inc.	13,247	633,869
Murphy USA, Inc.(1)	2,179	107,686
Pier 1 Imports, Inc.	28,392	427,583
		6,846,329
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.2%
Apple, Inc.	85,729	8,193,121
EMC Corp.	23,791	697,076
Hewlett-Packard Co.	72,748	2,590,556
Western Digital Corp.	1,861	185,784
		11,666,537
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	4,071	140,694
TOBACCO — 0.5%
Altria Group, Inc.	6,197	251,598
Lorillard, Inc.	15,984	966,712
		1,218,310
TRADING COMPANIES AND DISTRIBUTORS†
NOW, Inc.(1)	499	16,063
Veritiv Corp.(1)	806	32,175
		48,238
TOTAL COMMON STOCKS (Cost $147,280,559)		221,268,143
EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (Cost $247,195)	1,577	304,503
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $255,222), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $250,159)		250,159
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $255,170), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $250,159)		250,159
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $204,370), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $200,128)		200,128
SSgA U.S. Government Money Market Fund, Class N	803,360	803,360
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,503,806)		1,503,806
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $149,031,560)		223,076,452
OTHER ASSETS AND LIABILITIES — 0.5%		1,023,111
TOTAL NET ASSETS — 100.0%		$224,099,563

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	221,268,143	—	—
Exchange-Traded Funds	304,503	—	—
Temporary Cash Investments	803,360	700,446	—
	222,376,006	700,446	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$151,717,271
Gross tax appreciation of investments	72,266,877
Gross tax depreciation of investments	$(907,696)
Net tax appreciation (depreciation) of investments	$71,359,181

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2014

Growth - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	1,196,800	144,190,464
Honeywell International, Inc.	2,401,059	220,489,248
Precision Castparts Corp.	464,000	106,163,200
		470,842,912
AIRLINES — 0.6%
Alaska Air Group, Inc.	1,512,896	66,522,037
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	2,701,246	168,152,563
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	1,532,041	94,710,775
BANKS — 1.5%
SunTrust Banks, Inc.	3,944,234	150,078,104
BEVERAGES — 3.7%
Brown-Forman Corp., Class B	390,353	33,824,088
PepsiCo, Inc.	3,872,533	341,170,157
		374,994,245
BIOTECHNOLOGY — 3.6%
Alexion Pharmaceuticals, Inc.(1)	901,791	143,375,751
Biogen Idec, Inc.(1)	320,625	107,213,794
Gilead Sciences, Inc.(1)	997,100	91,284,505
Incyte Corp. Ltd.(1)	581,503	27,662,097
		369,536,147
CAPITAL MARKETS — 2.4%
Franklin Resources, Inc.	2,036,461	110,274,363
Invesco Ltd.	3,525,521	132,665,355
		242,939,718
CHEMICALS — 2.7%
Dow Chemical Co. (The)	965,650	49,315,746
LyondellBasell Industries NV, Class A	1,835,200	194,990,000
Monsanto Co.	303,202	34,289,114
		278,594,860
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Tyco International Ltd.	2,724,118	117,545,692
COMMUNICATIONS EQUIPMENT — 1.5%
Ciena Corp.(1)	2,474,084	48,318,860
Juniper Networks, Inc.(1)	3,104,377	73,077,035
Palo Alto Networks, Inc.(1)	330,351	26,712,182
		148,108,077
CONSUMER FINANCE — 1.8%
American Express Co.	2,055,900	180,919,200
ELECTRICAL EQUIPMENT — 1.7%
Generac Holdings, Inc.(1)	949,984	41,229,305
Rockwell Automation, Inc.	1,217,089	135,900,158
		177,129,463

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Trimble Navigation Ltd.(1)	820,685	25,359,166
ENERGY EQUIPMENT AND SERVICES — 3.0%
Core Laboratories NV	130,794	19,152,165
Oceaneering International, Inc.	524,317	35,606,368
Schlumberger Ltd.	2,345,951	254,277,629
		309,036,162
FOOD PRODUCTS — 3.1%
Hershey Co. (The)	1,601,239	141,149,218
Mead Johnson Nutrition Co.	1,958,857	179,117,884
		320,267,102
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
C.R. Bard, Inc.	1,040,900	155,333,507
DENTSPLY International, Inc.	1,701,181	78,968,822
DexCom, Inc.(1)	684,667	25,798,252
IDEXX Laboratories, Inc.(1)	391,780	48,768,774
Medtronic, Inc.	2,537,509	156,665,806
Mettler-Toledo International, Inc.(1)	56,047	14,411,926
		479,947,087
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Cardinal Health, Inc.	1,257,547	90,103,242
HOTELS, RESTAURANTS AND LEISURE — 4.3%
Chipotle Mexican Grill, Inc.(1)	227,660	153,101,350
Las Vegas Sands Corp.	1,633,299	120,619,131
Marriott International, Inc., Class A	2,521,861	163,189,625
		436,910,106
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	1,311,330	84,161,159
Procter & Gamble Co. (The)	825,962	63,863,382
		148,024,541
INTERNET AND CATALOG RETAIL — 1.7%
Priceline Group, Inc. (The)(1)	140,488	174,549,316
INTERNET SOFTWARE AND SERVICES — 7.0%
Facebook, Inc., Class A(1)	1,332,032	96,772,125
Google, Inc., Class A(1)	462,200	267,868,010
Google, Inc., Class C(1)	377,220	215,618,952
Pandora Media, Inc.(1)	2,221,962	55,815,686
Yelp, Inc.(1)	1,090,065	73,208,765
		709,283,538
IT SERVICES — 4.2%
MasterCard, Inc., Class A	1,585,413	117,558,374
Visa, Inc., Class A	1,462,701	308,644,538
		426,202,912
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	836,047	86,480,702
MACHINERY — 2.7%
Parker-Hannifin Corp.	1,302,213	149,689,384
WABCO Holdings, Inc.(1)	633,500	61,753,580
Wabtec Corp.	745,900	60,179,212
		271,622,176

MEDIA — 7.1%
Comcast Corp., Class A	6,804,500	365,605,785
Scripps Networks Interactive, Inc., Class A	805,758	66,402,517
Walt Disney Co. (The)	3,366,232	289,092,004
		721,100,306
OIL, GAS AND CONSUMABLE FUELS — 3.4%
Concho Resources, Inc.(1)	223,175	31,423,040
EOG Resources, Inc.	1,794,524	196,392,706
Noble Energy, Inc.	1,787,885	118,876,474
		346,692,220
PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	1,305,323	95,889,028
PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb Co.	2,367,918	119,864,009
Johnson & Johnson	1,486,710	148,804,804
Perrigo Co. plc	237,562	35,741,203
Teva Pharmaceutical Industries Ltd. ADR	1,825,102	97,642,957
Zoetis, Inc.	2,015,200	66,320,232
		468,373,205
ROAD AND RAIL — 1.9%
Union Pacific Corp.	1,928,287	189,569,895
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Broadcom Corp., Class A	5,116,944	195,774,278
Linear Technology Corp.	2,856,269	126,061,432
		321,835,710
SOFTWARE — 4.9%
Electronic Arts, Inc.(1)	2,805,444	94,262,918
Microsoft Corp.	1,776,258	76,663,295
NetSuite, Inc.(1)	637,606	53,756,562
Oracle Corp.	6,498,060	262,456,644
Varonis Systems, Inc.(1)	381,200	8,035,696
		495,175,115
SPECIALTY RETAIL — 3.2%
AutoZone, Inc.(1)	251,753	130,163,854
Home Depot, Inc. (The)	2,408,037	194,689,791
		324,853,645
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.5%
Apple, Inc.	3,618,154	345,786,978
Hewlett-Packard Co.	3,263,555	116,215,194
SanDisk Corp.	1,224,468	112,295,960
Western Digital Corp.	831,552	83,013,836
		657,311,968
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.	858,949	83,927,907
TOTAL COMMON STOCKS (Cost $7,926,457,243)		10,022,588,842
TEMPORARY CASH INVESTMENTS — 2.0%
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/14(2)	60,000,000	60,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $24,093,211), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $23,615,381)		23,615,335
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $24,088,351), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $23,615,342)		23,615,335

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $19,292,738), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $18,892,284)		18,892,268
SSgA U.S. Government Money Market Fund, Class N	75,838,918	75,838,918
TOTAL TEMPORARY CASH INVESTMENTS (Cost $201,961,856)		201,961,856
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $8,128,419,099)		10,224,550,698
OTHER ASSETS AND LIABILITIES — (0.4)%		(40,168,548)
TOTAL NET ASSETS — 100.0%		$10,184,382,150

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
(1)		Non-income producing.
(2)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	10,022,588,842	—	—
Temporary Cash Investments	75,838,918	126,122,938	—
	10,098,427,760	126,122,938	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,135,616,685
Gross tax appreciation of investments	$2,141,840,988
Gross tax depreciation of investments	(52,906,975)
Net tax appreciation (depreciation) of investments	$2,088,934,013

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2014

Heritage - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
AEROSPACE AND DEFENSE — 2.2%
Alliant Techsystems, Inc.	241,893	31,429,157
B/E Aerospace, Inc.(1)	685,580	58,370,281
Esterline Technologies Corp.(1)	328,261	35,632,732
		125,432,170
AIRLINES — 1.7%
American Airlines Group, Inc.	569,550	22,127,018
Spirit Airlines, Inc.(1)	1,132,598	74,094,561
		96,221,579
AUTO COMPONENTS — 1.8%
BorgWarner, Inc.	1,675,440	104,296,140
AUTOMOBILES — 0.9%
Tesla Motors, Inc.(1)	90,421	20,191,009
Thor Industries, Inc.	577,400	30,584,878
		50,775,887
BANKS — 2.7%
East West Bancorp, Inc.	1,287,330	43,846,460
Signature Bank(1)	406,721	46,524,815
SVB Financial Group(1)	612,161	66,737,792
		157,109,067
BEVERAGES — 3.6%
Brown-Forman Corp., Class B	901,864	78,146,516
Constellation Brands, Inc., Class A(1)	1,571,450	130,838,927
		208,985,443
BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc.(1)	347,831	55,301,651
BioMarin Pharmaceutical, Inc.(1)	513,511	31,745,250
Regeneron Pharmaceuticals, Inc.(1)	100,465	31,769,042
		118,815,943
BUILDING PRODUCTS — 2.5%
Allegion plc	666,459	34,275,986
Fortune Brands Home & Security, Inc.	1,279,674	48,358,881
Lennox International, Inc.	740,679	63,194,732
		145,829,599
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.(1)	541,100	107,814,175
KKR & Co. LP	1,265,779	29,011,655
		136,825,830
CHEMICALS — 2.4%
FMC Corp.	767,208	50,037,306
Sherwin-Williams Co. (The)	272,601	56,218,504
Westlake Chemical Corp.	389,594	34,046,620
		140,302,430

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
KAR Auction Services, Inc.	1,519,491	44,536,281
Stericycle, Inc.(1)	422,415	49,697,125
		94,233,406
COMMUNICATIONS EQUIPMENT — 0.7%
ARRIS Group, Inc.(1)	1,178,989	40,286,054
CONSTRUCTION AND ENGINEERING — 0.8%
Quanta Services, Inc.(1)	1,324,299	44,350,774
CONSUMER FINANCE — 1.4%
Discover Financial Services	1,077,255	65,777,190
Santander Consumer USA Holdings, Inc.	875,261	16,778,754
		82,555,944
CONTAINERS AND PACKAGING — 0.8%
Ball Corp.	778,940	47,717,864
DISTRIBUTORS — 1.4%
LKQ Corp.(1)	3,062,393	80,096,889
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	418,727	44,916,845
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
TE Connectivity Ltd.	803,590	49,734,185
ENERGY EQUIPMENT AND SERVICES — 1.8%
Dril-Quip, Inc.(1)	372,220	37,508,609
Patterson-UTI Energy, Inc.	1,723,303	59,195,458
Weatherford International plc(1)	315,858	7,065,744
		103,769,811
FOOD AND STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	795,866	93,546,089
Sprouts Farmers Market, Inc.(1)	670,363	20,452,775
United Natural Foods, Inc.(1)	483,922	28,367,508
		142,366,372
FOOD PRODUCTS — 1.4%
Hain Celestial Group, Inc. (The)(1)	641,435	54,842,693
WhiteWave Foods Co., Class A(1)	991,536	29,537,857
		84,380,550
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Cooper Cos., Inc. (The)	225,940	36,349,227
Teleflex, Inc.	1,209,231	130,282,548
		166,631,775
HEALTH CARE PROVIDERS AND SERVICES — 2.3%
AmerisourceBergen Corp.	1,278,796	98,352,201
HCA Holdings, Inc.(1)	554,272	36,199,504
		134,551,705
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Chipotle Mexican Grill, Inc.(1)	136,687	91,922,007
Dunkin' Brands Group, Inc.	868,139	37,208,438
Noodles & Co.(1)	225,077	6,324,664
		135,455,109
HOUSEHOLD DURABLES — 1.5%
Harman International Industries, Inc.	408,895	44,385,552
Mohawk Industries, Inc.(1)	323,649	40,381,686
		84,767,238

INTERNET AND CATALOG RETAIL — 2.7%
Netflix, Inc.(1)	110,250	46,604,880
TripAdvisor, Inc.(1)	1,157,401	109,767,911
		156,372,791
INTERNET SOFTWARE AND SERVICES — 2.4%
CoStar Group, Inc.(1)	588,352	84,563,833
LinkedIn Corp., Class A(1)	116,850	21,107,784
Zillow, Inc., Class A(1)	220,834	31,696,304
		137,367,921
IT SERVICES — 2.7%
Alliance Data Systems Corp.(1)	606,663	159,121,638
LEISURE PRODUCTS — 1.0%
Polaris Industries, Inc.	407,119	60,066,337
LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Covance, Inc.(1)	747,334	62,716,269
MACHINERY — 4.2%
Flowserve Corp.	1,275,692	94,452,236
Middleby Corp.(1)	1,173,219	85,480,736
WABCO Holdings, Inc.(1)	634,337	61,835,171
		241,768,143
MEDIA — 2.1%
Charter Communications, Inc., Class A(1)	343,255	53,039,763
Tribune Media Co.(1)	777,927	64,178,977
Tribune Publishing Co.(1)(2)	104,492	2,197,472
		119,416,212
OIL, GAS AND CONSUMABLE FUELS — 5.0%
Antero Resources Corp.(1)	1,097,729	63,404,827
Cabot Oil & Gas Corp.	1,050,406	34,610,878
Concho Resources, Inc.(1)	721,660	101,609,728
Gulfport Energy Corp.(1)	624,091	33,332,700
Oasis Petroleum, Inc.(1)	1,019,593	54,497,246
		287,455,379
PHARMACEUTICALS — 6.1%
Actavis plc(1)	625,202	133,955,781
Endo International plc(1)	881,378	59,122,836
Salix Pharmaceuticals Ltd.(1)	666,609	87,932,393
Zoetis, Inc.	2,215,650	72,917,041
		353,928,051
PROFESSIONAL SERVICES — 1.1%
Nielsen NV	1,349,316	62,216,961
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
Jones Lang LaSalle, Inc.	517,648	64,033,058
ROAD AND RAIL — 3.5%
Canadian Pacific Railway Ltd., New York Shares	665,629	126,436,229
Kansas City Southern	705,099	76,898,097
		203,334,326
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Avago Technologies Ltd.	1,417,250	98,328,805
NXP Semiconductor NV(1)	1,464,804	91,330,529
		189,659,334

SOFTWARE — 4.2%
Electronic Arts, Inc.(1)	4,785,118	160,779,965
NetSuite, Inc.(1)	330,241	27,842,619
Splunk, Inc.(1)	561,555	26,404,316
Workday, Inc.(1)	371,402	31,138,343
		246,165,243
SPECIALTY RETAIL — 4.5%
Advance Auto Parts, Inc.	176,567	21,384,030
O'Reilly Automotive, Inc.(1)	529,329	79,399,350
Restoration Hardware Holdings, Inc.(1)	363,099	29,697,867
Ross Stores, Inc.	505,183	32,533,785
Signet Jewelers Ltd.	387,524	39,446,068
Tractor Supply Co.	968,302	60,199,335
		262,660,435
TEXTILES, APPAREL AND LUXURY GOODS — 4.8%
Hanesbrands, Inc.	843,157	82,384,870
Kate Spade & Co.(1)	1,568,467	59,335,107
Michael Kors Holdings Ltd.(1)	706,483	57,564,235
Under Armour, Inc., Class A(1)	1,156,266	77,180,755
		276,464,967
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
SBA Communications Corp., Class A(1)	1,727,717	184,744,779
TOTAL COMMON STOCKS (Cost $4,338,639,155)		5,687,900,453
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $19,395,736), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $19,011,070)		19,011,033
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $19,391,824), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $19,011,037)		19,011,032
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $15,531,216), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $15,208,839)		15,208,826
SSgA U.S. Government Money Market Fund, Class N	61,059,042	61,059,042
TOTAL TEMPORARY CASH INVESTMENTS (Cost $114,289,933)		114,289,933
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $4,452,929,088)		5,802,190,386
OTHER ASSETS AND LIABILITIES — (0.2)%		(10,758,832)
TOTAL NET ASSETS — 100.0%		$5,791,431,554

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	117,076,762	CAD	126,569,346	JPMorgan Chase Bank N.A.	8/29/14	1,071,707

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)		Non-income producing.
(2)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,687,900,453	—	—
Temporary Cash Investments	61,059,042	53,230,891	—
	5,748,959,495	53,230,891	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,071,707	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,462,272,848
Gross tax appreciation of investments	$1,426,359,891
Gross tax depreciation of investments	(86,442,353)
Net tax appreciation (depreciation) of investments	$1,339,917,538

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
July 31, 2014

New Opportunities - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
AEROSPACE AND DEFENSE — 1.3%
B/E Aerospace, Inc.(1)	13,122	1,117,207
TransDigm Group, Inc.	7,299	1,225,648
		2,342,855
AIRLINES — 0.8%
Spirit Airlines, Inc.(1)	22,760	1,488,959
AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc.(1)	63,350	1,165,007
Goodyear Tire & Rubber Co. (The)	73,725	1,855,658
		3,020,665
BANKS — 3.0%
Cathay General Bancorp.	45,518	1,164,805
Home Bancshares, Inc.	31,229	938,744
IBERIABANK Corp.	17,402	1,141,745
Renasant Corp.	16,070	456,388
Signature Bank(1)	15,028	1,719,053
		5,420,735
BIOTECHNOLOGY — 5.5%
ACADIA Pharmaceuticals, Inc.(1)	14,330	290,469
Alkermes plc(1)	15,249	652,047
Alnylam Pharmaceuticals, Inc.(1)	7,503	405,537
Cepheid, Inc.(1)	10,175	382,987
Cubist Pharmaceuticals, Inc.(1)	9,168	558,331
Idenix Pharmaceuticals, Inc.(1)	16,027	391,379
Incyte Corp. Ltd.(1)	16,602	789,757
Insmed, Inc.(1)	4,030	68,873
Intercept Pharmaceuticals, Inc.(1)	1,913	444,505
InterMune, Inc.(1)	12,273	538,417
Isis Pharmaceuticals, Inc.(1)	15,274	473,341
MannKind Corp.(1)	36,348	303,869
Medivation, Inc.(1)	9,616	713,796
Myriad Genetics, Inc.(1)	11,368	410,385
NPS Pharmaceuticals, Inc.(1)	14,484	404,683
Opko Health, Inc.(1)	36,215	319,416
Orexigen Therapeutics, Inc.(1)	10,040	50,100
Pharmacyclics, Inc.(1)	7,526	906,431
Puma Biotechnology, Inc.(1)	2,212	490,445
Seattle Genetics, Inc.(1)	13,701	482,275
Synageva BioPharma Corp.(1)	3,569	244,155
United Therapeutics Corp.(1)	6,425	584,290
		9,905,488
BUILDING PRODUCTS — 3.6%
Apogee Enterprises, Inc.	42,296	1,372,505
Fortune Brands Home & Security, Inc.	45,919	1,735,279
Insteel Industries, Inc.	31,750	582,613
Lennox International, Inc.	16,425	1,401,381

NCI Building Systems, Inc.(1)	79,874	1,338,688
		6,430,466
CAPITAL MARKETS — 1.8%
Evercore Partners, Inc., Class A	16,210	884,418
HFF, Inc., Class A	19,090	648,296
Lazard Ltd., Class A	32,873	1,719,258
		3,251,972
CHEMICALS — 2.0%
Cabot Corp.	31,350	1,642,426
Chemtura Corp.(1)	10,650	247,719
International Flavors & Fragrances, Inc.	12,877	1,300,448
PolyOne Corp.	12,570	477,032
		3,667,625
COMMUNICATIONS EQUIPMENT — 1.2%
Ubiquiti Networks, Inc.(1)	54,252	2,074,054
CONSTRUCTION MATERIALS — 1.3%
Caesarstone Sdot-Yam Ltd.	19,180	831,645
Headwaters, Inc.(1)	74,032	791,402
Martin Marietta Materials, Inc.	5,750	714,322
		2,337,369
CONTAINERS AND PACKAGING — 2.1%
Ball Corp.	17,350	1,062,861
Crown Holdings, Inc.(1)	25,616	1,192,425
Graphic Packaging Holding Co.(1)	131,524	1,578,288
		3,833,574
DISTRIBUTORS — 4.6%
Core-Mark Holding Co., Inc.	21,102	996,014
LKQ Corp.(1)	279,577	7,312,337
		8,308,351
DIVERSIFIED CONSUMER SERVICES — 0.8%
Nord Anglia Education, Inc.(1)	72,141	1,356,251
DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.	17,164	831,939
MarketAxess Holdings, Inc.	15,615	878,032
		1,709,971
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, inc., Class A(1)	14,920	607,841
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	11,233	1,204,964
EnerSys	17,930	1,137,300
		2,342,264
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.9%
Belden, Inc.	10,776	731,690
Cognex Corp.(1)	8,295	339,929
FEI Co.	4,921	376,949
Littelfuse, Inc.	20,019	1,740,052
Methode Electronics, Inc.	41,877	1,339,226
Trimble Navigation Ltd.(1)	23,963	740,457
		5,268,303
ENERGY EQUIPMENT AND SERVICES — 1.6%
Archer Ltd.(1)	594,818	923,417
Dril-Quip, Inc.(1)	8,183	824,601

RigNet, Inc.(1)	21,150	1,176,363
		2,924,381
FOOD AND STAPLES RETAILING — 1.3%
Rite Aid Corp.(1)	174,604	1,168,101
United Natural Foods, Inc.(1)	19,191	1,124,976
		2,293,077
FOOD PRODUCTS — 1.8%
Hain Celestial Group, Inc. (The)(1)	15,879	1,357,654
J&J Snack Foods Corp.	8,485	764,414
TreeHouse Foods, Inc.(1)	14,852	1,091,622
		3,213,690
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.0%
Align Technology, Inc.(1)	10,525	570,560
Cooper Cos., Inc. (The)	4,342	698,541
DexCom, Inc.(1)	9,842	370,847
Hologic, Inc.(1)	13,567	353,692
IDEXX Laboratories, Inc.(1)	5,931	738,291
Insulet Corp.(1)	9,160	323,714
Mettler-Toledo International, Inc.(1)	3,300	848,562
ResMed, Inc.	15,858	820,493
Sirona Dental Systems, Inc.(1)	5,009	401,722
STERIS Corp.	18,763	954,661
Teleflex, Inc.	20,126	2,168,375
Thoratec Corp.(1)	9,857	320,353
West Pharmaceutical Services, Inc.	10,560	430,320
		9,000,131
HEALTH CARE PROVIDERS AND SERVICES — 3.3%
Acadia Healthcare Co., Inc.(1)	7,015	334,335
Brookdale Senior Living, Inc.(1)	17,054	590,921
Centene Corp.(1)	7,817	563,528
Envision Healthcare Holdings, Inc.(1)	12,302	439,796
ExamWorks Group, Inc.(1)	39,465	1,392,720
HealthSouth Corp.	11,127	426,498
Mednax, Inc.(1)	9,349	553,274
Team Health Holdings, Inc.(1)	10,133	573,021
Tenet Healthcare Corp.(1)	12,830	677,039
Universal Health Services, Inc., Class B	3,519	375,125
		5,926,257
HEALTH CARE TECHNOLOGY — 0.9%
athenahealth, Inc.(1)	4,953	616,153
HMS Holdings Corp.(1)	16,386	301,667
Medidata Solutions, Inc.(1)	15,762	706,768
		1,624,588
HOTELS, RESTAURANTS AND LEISURE — 1.7%
Papa John's International, Inc.	41,094	1,713,209
Six Flags Entertainment Corp.	34,029	1,300,588
		3,013,797
HOUSEHOLD DURABLES — 1.3%
Jarden Corp.(1)	22,742	1,271,278
Standard Pacific Corp.(1)	152,942	1,153,182
		2,424,460
INSURANCE — 0.6%
Allied World Assurance Co. Holdings Ltd.	32,009	1,152,644

INTERNET SOFTWARE AND SERVICES — 4.3%
comScore, Inc.(1)	25,094	908,152
CoStar Group, Inc.(1)	20,448	2,938,991
Envestnet, Inc.(1)	25,524	1,113,102
Shutterstock, Inc.(1)	27,682	2,157,535
Yelp, Inc.(1)	10,532	707,329
		7,825,109
IT SERVICES — 4.6%
Alliance Data Systems Corp.(1)	6,160	1,615,706
FleetCor Technologies, Inc.(1)	32,941	4,374,235
MAXIMUS, Inc.	26,120	1,080,323
Virtusa Corp.(1)	40,566	1,268,905
		8,339,169
LEISURE PRODUCTS — 1.5%
Brunswick Corp.	33,001	1,330,930
Polaris Industries, Inc.	8,939	1,318,860
		2,649,790
LIFE SCIENCES TOOLS AND SERVICES — 1.4%
Bruker Corp.(1)	17,328	393,865
Covance, Inc.(1)	12,250	1,028,020
PAREXEL International Corp.(1)	8,526	456,653
PerkinElmer, Inc.	12,186	563,237
		2,441,775
MACHINERY — 4.9%
ITT Corp.	38,773	1,782,395
Middleby Corp.(1)	43,932	3,200,886
Mueller Water Products, Inc., Class A	168,802	1,308,215
Snap-On, Inc.	10,595	1,273,519
WABCO Holdings, Inc.(1)	13,302	1,296,679
		8,861,694
MEDIA — 0.5%
Time, Inc.(1)	36,517	880,060
METALS AND MINING — 0.9%
Horsehead Holding Corp.(1)	81,900	1,533,987
OIL, GAS AND CONSUMABLE FUELS — 3.6%
Athlon Energy, Inc.(1)	44,340	2,113,244
Carrizo Oil & Gas, Inc.(1)	17,289	1,061,718
Gulfport Energy Corp.(1)	29,285	1,564,112
Kodiak Oil & Gas Corp.(1)	55,045	855,399
Magnum Hunter Resources Corp.(1)	143,584	923,245
		6,517,718
PERSONAL PRODUCTS — 0.5%
Herbalife Ltd.	8,834	462,902
Nu Skin Enterprises, Inc., Class A	6,403	375,792
		838,694
PHARMACEUTICALS — 2.7%
Akorn, Inc.(1)	10,647	361,253
Jazz Pharmaceuticals plc(1)	6,891	962,880
Mallinckrodt plc(1)	4,736	329,720
Medicines Co. (The)(1)	11,115	259,758
Pacira Pharmaceuticals, Inc.(1)	5,214	479,688
Questcor Pharmaceuticals, Inc.	7,858	706,984

Salix Pharmaceuticals Ltd.(1)	11,753	1,550,338
Theravance, Inc.(1)	13,640	295,988
		4,946,609
PROFESSIONAL SERVICES — 1.6%
Huron Consulting Group, Inc.(1)	13,345	806,572
Korn/Ferry International(1)	46,290	1,361,852
On Assignment, Inc.(1)	26,177	707,040
		2,875,464
ROAD AND RAIL — 2.7%
Roadrunner Transportation Systems, Inc.(1)	51,814	1,302,604
Saia, Inc.(1)	45,857	2,093,372
Swift Transportation Co.(1)	67,274	1,375,753
		4,771,729
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Cavium, Inc.(1)	9,402	438,603
Freescale Semiconductor Ltd.(1)	42,609	853,032
Photronics, Inc.(1)	89,343	712,064
RF Micro Devices, Inc.(1)	92,378	1,030,939
Skyworks Solutions, Inc.	33,216	1,686,044
		4,720,682
SOFTWARE — 4.6%
Aspen Technology, Inc.(1)	44,425	1,929,822
Bottomline Technologies, Inc.(1)	16,386	463,888
FireEye, Inc.(1)	26,900	954,950
Manhattan Associates, Inc.(1)	21,430	629,185
Monotype Imaging Holdings, Inc.	32,224	963,175
ServiceNow, Inc.(1)	24,583	1,445,480
Solera Holdings, Inc.	19,850	1,270,400
Splunk, Inc.(1)	11,840	556,717
		8,213,617
SPECIALTY RETAIL — 4.1%
Foot Locker, Inc.	37,800	1,796,634
Lithia Motors, Inc., Class A	17,746	1,576,732
Restoration Hardware Holdings, Inc.(1)	29,890	2,444,703
Signet Jewelers Ltd.	15,880	1,616,425
		7,434,494
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.9%
Nimble Storage, Inc.(1)	34,808	900,831
Stratasys Ltd.(1)	7,860	790,244
		1,691,075
TEXTILES, APPAREL AND LUXURY GOODS — 2.3%
Hanesbrands, Inc.	24,023	2,347,287
Kate Spade & Co.(1)	46,984	1,777,405
		4,124,692
TRADING COMPANIES AND DISTRIBUTORS — 1.3%
H&E Equipment Services, Inc.(1)	23,568	852,690
United Rentals, Inc.(1)	13,554	1,435,369
		2,288,059
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
RingCentral, Inc., Class A(1)	43,474	649,067
TOTAL COMMON STOCKS (Cost $142,494,849)		176,543,252

TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $608,130), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $596,070)		596,069
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $608,008), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $596,068)		596,068
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $486,963), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $476,855)		476,855
SSgA U.S. Government Money Market Fund, Class N	1,914,446	1,914,446
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,583,438)		3,583,438
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $146,078,287)		180,126,690
OTHER ASSETS AND LIABILITIES — (0.1)%		(121,309)
TOTAL NET ASSETS — 100.0%		$180,005,381

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	214,134	USD	34,229	UBS AG	8/29/14	(196)
NOK	160,601	USD	25,633	UBS AG	8/29/14	(108)
USD	925,547	NOK	5,754,864	UBS AG	8/29/14	10,899
USD	46,764	NOK	294,435	UBS AG	8/29/14	(32)
						10,563

Notes to Schedule of Investments
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	175,619,835	923,417	—
Temporary Cash Investments	1,914,446	1,668,992	—
	177,534,281	2,592,409	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,899	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(336)	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$146,351,790
Gross tax appreciation of investments	$37,277,706
Gross tax depreciation of investments	(3,502,806)
Net tax appreciation (depreciation) of investments	$33,774,900

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2014

NT Growth - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	139,826	16,846,237
Honeywell International, Inc.	284,152	26,093,678
Precision Castparts Corp.	54,098	12,377,622
		55,317,537
AIRLINES — 0.6%
Alaska Air Group, Inc.	175,250	7,705,743
AUTO COMPONENTS — 1.7%
BorgWarner, Inc.	318,848	19,848,288
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	178,993	11,065,347
BANKS — 1.5%
SunTrust Banks, Inc.	465,567	17,714,824
BEVERAGES — 3.7%
Brown-Forman Corp., Class B	43,964	3,809,481
PepsiCo, Inc.	457,103	40,270,774
		44,080,255
BIOTECHNOLOGY — 3.6%
Alexion Pharmaceuticals, Inc.(1)	106,727	16,968,526
Biogen Idec, Inc.(1)	37,877	12,665,690
Gilead Sciences, Inc.(1)	117,695	10,774,977
Incyte Corp. Ltd.(1)	65,612	3,121,163
		43,530,356
CAPITAL MARKETS — 2.4%
Franklin Resources, Inc.	241,004	13,050,367
Invesco Ltd.	414,023	15,579,685
		28,630,052
CHEMICALS — 2.7%
Dow Chemical Co. (The)	111,395	5,688,943
LyondellBasell Industries NV, Class A	216,622	23,016,087
Monsanto Co.	35,819	4,050,771
		32,755,801
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Tyco International Ltd.	321,839	13,887,353
COMMUNICATIONS EQUIPMENT — 1.5%
Ciena Corp.(1)	290,547	5,674,383
Juniper Networks, Inc.(1)	366,664	8,631,271
Palo Alto Networks, Inc.(1)	39,026	3,155,642
		17,461,296
CONSUMER FINANCE — 1.8%
American Express Co.	242,673	21,355,224
ELECTRICAL EQUIPMENT — 1.7%
Generac Holdings, Inc.(1)	112,431	4,879,505
Rockwell Automation, Inc.	144,036	16,083,060
		20,962,565

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Trimble Navigation Ltd.(1)	96,952	2,995,817
ENERGY EQUIPMENT AND SERVICES — 3.0%
Core Laboratories NV	15,088	2,209,336
Oceaneering International, Inc.	62,050	4,213,816
Schlumberger Ltd.	275,624	29,874,885
		36,298,037
FOOD PRODUCTS — 3.1%
Hershey Co. (The)	189,498	16,704,249
Mead Johnson Nutrition Co.	231,218	21,142,574
		37,846,823
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
C.R. Bard, Inc.	121,611	18,148,010
DENTSPLY International, Inc.	200,803	9,321,275
DexCom, Inc.(1)	80,079	3,017,377
IDEXX Laboratories, Inc.(1)	46,367	5,771,764
Medtronic, Inc.	300,153	18,531,446
Mettler-Toledo International, Inc.(1)	6,633	1,705,610
		56,495,482
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Cardinal Health, Inc.	145,884	10,452,589
HOTELS, RESTAURANTS AND LEISURE — 4.3%
Chipotle Mexican Grill, Inc.(1)	26,616	17,899,260
Las Vegas Sands Corp.	193,172	14,265,752
Marriott International, Inc., Class A	298,264	19,300,664
		51,465,676
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	153,389	9,844,506
Procter & Gamble Co. (The)	95,962	7,419,782
		17,264,288
INTERNET AND CATALOG RETAIL — 1.7%
Priceline Group, Inc. (The)(1)	16,627	20,658,216
INTERNET SOFTWARE AND SERVICES — 6.9%
Facebook, Inc., Class A(1)	154,867	11,251,088
Google, Inc., Class A(1)	54,557	31,618,509
Google, Inc., Class C(1)	44,526	25,451,062
Pandora Media, Inc.(1)	262,828	6,602,239
Yelp, Inc.(1)	127,494	8,562,497
		83,485,395
IT SERVICES — 4.2%
MasterCard, Inc., Class A	184,594	13,687,645
Visa, Inc., Class A	173,018	36,508,528
		50,196,173
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	98,685	10,207,976
MACHINERY — 2.6%
Parker-Hannifin Corp.	152,927	17,578,958
WABCO Holdings, Inc.(1)	73,562	7,170,824
Wabtec Corp.	86,119	6,948,081
		31,697,863

MEDIA — 7.0%
Comcast Corp., Class A	803,185	43,155,130
Scripps Networks Interactive, Inc., Class A	92,951	7,660,092
Walt Disney Co. (The)	395,775	33,989,157
		84,804,379
OIL, GAS AND CONSUMABLE FUELS — 3.4%
Concho Resources, Inc.(1)	26,412	3,718,809
EOG Resources, Inc.	212,372	23,241,992
Noble Energy, Inc.	211,214	14,043,619
		41,004,420
PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	151,842	11,154,313
PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb Co.	280,057	14,176,485
Johnson & Johnson	178,309	17,846,948
Perrigo Co. plc	28,068	4,222,831
Teva Pharmaceutical Industries Ltd. ADR	214,251	11,462,428
Zoetis, Inc.	236,567	7,785,420
		55,494,112
ROAD AND RAIL — 1.8%
Union Pacific Corp.	226,364	22,253,845
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Broadcom Corp., Class A	604,347	23,122,316
Linear Technology Corp.	337,146	14,879,939
		38,002,255
SOFTWARE — 4.8%
Electronic Arts, Inc.(1)	331,467	11,137,291
Microsoft Corp.	206,814	8,926,092
NetSuite, Inc.(1)	75,329	6,350,988
Oracle Corp.	767,013	30,979,655
Varonis Systems, Inc.(1)	43,496	916,896
		58,310,922
SPECIALTY RETAIL — 3.2%
AutoZone, Inc.(1)	29,565	15,285,992
Home Depot, Inc. (The)	282,790	22,863,571
		38,149,563
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.4%
Apple, Inc.	427,077	40,815,749
Hewlett-Packard Co.	380,128	13,536,358
SanDisk Corp.	143,845	13,192,025
Western Digital Corp.	98,236	9,806,900
		77,351,032
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.	101,657	9,932,905
TOTAL COMMON STOCKS (Cost $955,277,295)		1,179,836,722
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth Index Fund (Cost $5,975,061)	68,726	6,132,421

TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $4,375,291), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $4,288,517)		4,288,509
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $4,374,408), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $4,288,510)		4,288,509
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $3,503,532), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $3,430,811)		3,430,808
SSgA U.S. Government Money Market Fund, Class N	13,773,787	13,773,787
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,781,613)		25,781,613
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $987,033,969)		1,211,750,756
OTHER ASSETS AND LIABILITIES — (0.6)%		(6,628,386)
TOTAL NET ASSETS — 100.0%		$1,205,122,370

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,179,836,722	—	—
Exchange-Traded Funds	6,132,421	—	—
Temporary Cash Investments	13,773,787	12,007,826	—
	1,199,742,930	12,007,826	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$991,337,066
Gross tax appreciation of investments	$226,832,412
Gross tax depreciation of investments	(6,418,722)
Net tax appreciation (depreciation) of investments	$220,413,690

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2014

NT Heritage - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
AEROSPACE AND DEFENSE — 2.1%
Alliant Techsystems, Inc.	22,812	2,963,963
B/E Aerospace, Inc.(1)	65,895	5,610,301
Esterline Technologies Corp.(1)	30,842	3,347,899
		11,922,163
AIRLINES — 1.7%
American Airlines Group, Inc.	56,013	2,176,105
Spirit Airlines, Inc.(1)	109,002	7,130,911
		9,307,016
AUTO COMPONENTS — 1.8%
BorgWarner, Inc.	161,448	10,050,138
AUTOMOBILES — 0.9%
Tesla Motors, Inc.(1)	9,028	2,015,952
Thor Industries, Inc.	57,117	3,025,488
		5,041,440
BANKS — 2.7%
East West Bancorp, Inc.	123,121	4,193,501
Signature Bank(1)	39,244	4,489,121
SVB Financial Group(1)	59,714	6,510,021
		15,192,643
BEVERAGES — 3.6%
Brown-Forman Corp., Class B	86,255	7,473,996
Constellation Brands, Inc., Class A(1)	151,163	12,585,831
		20,059,827
BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc.(1)	33,297	5,293,890
BioMarin Pharmaceutical, Inc.(1)	48,560	3,001,979
Regeneron Pharmaceuticals, Inc.(1)	9,390	2,969,306
		11,265,175
BUILDING PRODUCTS — 2.5%
Allegion plc	62,371	3,207,740
Fortune Brands Home & Security, Inc.	124,725	4,713,358
Lennox International, Inc.	71,555	6,105,073
		14,026,171
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.(1)	52,454	10,451,460
KKR & Co. LP	121,169	2,777,193
		13,228,653
CHEMICALS — 2.4%
FMC Corp.	75,519	4,925,349
Sherwin-Williams Co. (The)	26,142	5,391,265
Westlake Chemical Corp.	37,834	3,306,313
		13,622,927

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
KAR Auction Services, Inc.	146,699	4,299,748
Stericycle, Inc.(1)	39,630	4,662,469
		8,962,217
COMMUNICATIONS EQUIPMENT — 0.7%
ARRIS Group, Inc.(1)	114,368	3,907,955
CONSTRUCTION AND ENGINEERING — 0.8%
Quanta Services, Inc.(1)	127,948	4,284,979
CONSUMER FINANCE — 1.4%
Discover Financial Services	104,241	6,364,955
Santander Consumer USA Holdings, Inc.	87,134	1,670,359
		8,035,314
CONTAINERS AND PACKAGING — 0.8%
Ball Corp.	74,396	4,557,499
DISTRIBUTORS — 1.4%
LKQ Corp.(1)	293,275	7,670,608
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	40,817	4,378,440
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
TE Connectivity Ltd.	77,571	4,800,869
ENERGY EQUIPMENT AND SERVICES — 1.8%
Dril-Quip, Inc.(1)	35,580	3,585,397
Patterson-UTI Energy, Inc.	165,887	5,698,218
Weatherford International plc(1)	29,583	661,772
		9,945,387
FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	77,321	9,088,310
Sprouts Farmers Market, Inc.(1)	62,137	1,895,800
United Natural Foods, Inc.(1)	47,545	2,787,088
		13,771,198
FOOD PRODUCTS — 1.4%
Hain Celestial Group, Inc. (The)(1)	61,524	5,260,302
WhiteWave Foods Co., Class A(1)	97,221	2,896,214
		8,156,516
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Cooper Cos., Inc. (The)	21,560	3,468,573
Teleflex, Inc.	116,581	12,560,437
		16,029,010
HEALTH CARE PROVIDERS AND SERVICES — 2.3%
AmerisourceBergen Corp.	123,896	9,528,841
HCA Holdings, Inc.(1)	54,657	3,569,649
		13,098,490
HOTELS, RESTAURANTS AND LEISURE — 2.4%
Chipotle Mexican Grill, Inc.(1)	13,148	8,842,030
Dunkin' Brands Group, Inc.	86,242	3,696,332
Noodles & Co.(1)	23,817	669,258
		13,207,620
HOUSEHOLD DURABLES — 1.5%
Harman International Industries, Inc.	39,480	4,285,554
Mohawk Industries, Inc.(1)	31,608	3,943,730
		8,229,284

INTERNET AND CATALOG RETAIL — 2.7%
Netflix, Inc.(1)	10,625	4,491,400
TripAdvisor, Inc.(1)	111,486	10,573,332
		15,064,732
INTERNET SOFTWARE AND SERVICES — 2.4%
CoStar Group, Inc.(1)	56,175	8,074,033
LinkedIn Corp., Class A(1)	11,791	2,129,926
Zillow, Inc., Class A(1)	21,134	3,033,363
		13,237,322
IT SERVICES — 2.7%
Alliance Data Systems Corp.(1)	58,659	15,385,669
LEISURE PRODUCTS — 1.0%
Polaris Industries, Inc.	39,228	5,787,699
LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Covance, Inc.(1)	71,364	5,988,867
MACHINERY — 4.1%
Flowserve Corp.	122,799	9,092,038
Middleby Corp.(1)	111,846	8,149,099
WABCO Holdings, Inc.(1)	61,406	5,985,857
		23,226,994
MEDIA — 2.1%
Charter Communications, Inc., Class A(1)	33,536	5,181,983
Tribune Media Co.(1)	74,481	6,144,682
Tribune Publishing Co.(1)(2)	10,095	212,303
		11,538,968
OIL, GAS AND CONSUMABLE FUELS — 5.0%
Antero Resources Corp.(1)	106,806	6,169,114
Cabot Oil & Gas Corp.	99,834	3,289,530
Concho Resources, Inc.(1)	68,926	9,704,781
Gulfport Energy Corp.(1)	60,210	3,215,816
Oasis Petroleum, Inc.(1)	101,668	5,434,155
		27,813,396
PHARMACEUTICALS — 6.1%
Actavis plc(1)	60,375	12,935,947
Endo International plc(1)	85,113	5,709,380
Salix Pharmaceuticals Ltd.(1)	64,347	8,488,013
Zoetis, Inc.	212,137	6,981,429
		34,114,769
PROFESSIONAL SERVICES — 1.1%
Nielsen NV	130,019	5,995,176
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
Jones Lang LaSalle, Inc.	49,521	6,125,748
ROAD AND RAIL — 3.5%
Canadian Pacific Railway Ltd., New York Shares	64,424	12,237,339
Kansas City Southern	67,441	7,355,115
		19,592,454
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Avago Technologies Ltd.	137,442	9,535,726
NXP Semiconductor NV(1)	141,399	8,816,228
		18,351,954

SOFTWARE — 4.2%
Electronic Arts, Inc.(1)	457,028	15,356,141
NetSuite, Inc.(1)	32,420	2,733,330
Splunk, Inc.(1)	53,972	2,537,763
Workday, Inc.(1)	36,476	3,058,148
		23,685,382
SPECIALTY RETAIL — 4.5%
Advance Auto Parts, Inc.	17,059	2,066,016
O'Reilly Automotive, Inc.(1)	50,931	7,639,650
Restoration Hardware Holdings, Inc.(1)	35,491	2,902,809
Ross Stores, Inc.	49,523	3,189,281
Signet Jewelers Ltd.	37,565	3,823,741
Tractor Supply Co.	93,496	5,812,646
		25,434,143
TEXTILES, APPAREL AND LUXURY GOODS — 4.7%
Hanesbrands, Inc.	81,059	7,920,275
Kate Spade & Co.(1)	150,648	5,699,014
Michael Kors Holdings Ltd.(1)	67,898	5,532,329
Under Armour, Inc., Class A(1)	111,417	7,437,084
		26,588,702
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
SBA Communications Corp., Class A(1)	166,765	17,832,181
TOTAL COMMON STOCKS (Cost $453,806,736)		548,515,695
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $2,571,240), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $2,520,246)		2,520,241
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $2,570,721), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $2,520,241)		2,520,240
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $2,058,931), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $2,016,194)		2,016,192
SSgA U.S. Government Money Market Fund, Class N	8,094,480	8,094,480
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,151,153)		15,151,153
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $468,957,889)		563,666,848
OTHER ASSETS AND LIABILITIES — (0.8)%		(4,237,381)
TOTAL NET ASSETS — 100.0%		$559,429,467

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,122,897	CAD	12,024,742	JPMorgan Chase Bank N.A.	8/29/14	101,818

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	548,515,695	—	—
Temporary Cash Investments	8,094,480	7,056,673	—
	556,610,175	7,056,673	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	101,818	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$470,234,742
Gross tax appreciation of investments	$102,128,764
Gross tax depreciation of investments	(8,696,658)
Net tax appreciation (depreciation) of investments	$93,432,106

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2014

Select - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
AEROSPACE AND DEFENSE — 3.9%
Boeing Co. (The)	357,300	43,047,504
United Technologies Corp.	440,100	46,276,515
		89,324,019
AUTO COMPONENTS — 2.0%
Delphi Automotive plc	380,400	25,410,720
Gentex Corp.	695,900	20,111,510
		45,522,230
BANKS — 1.0%
JPMorgan Chase & Co.	405,500	23,385,185
BEVERAGES — 3.4%
Constellation Brands, Inc., Class A(1)	447,500	37,258,850
Diageo plc	1,347,700	40,541,207
		77,800,057
BIOTECHNOLOGY — 6.9%
Biogen Idec, Inc.(1)	170,400	56,980,056
Gilead Sciences, Inc.(1)	946,400	86,642,920
Vertex Pharmaceuticals, Inc.(1)	147,400	13,105,334
		156,728,310
BUILDING PRODUCTS — 0.5%
Allegion plc	224,600	11,551,178
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	839,400	45,453,510
CHEMICALS — 3.6%
Monsanto Co.	453,700	51,308,933
Sigma-Aldrich Corp.	303,000	30,427,260
		81,736,193
COMMUNICATIONS EQUIPMENT — 2.2%
QUALCOMM, Inc.	673,400	49,629,580
DIVERSIFIED FINANCIAL SERVICES — 1.1%
CBOE Holdings, Inc.	530,500	25,713,335
ELECTRICAL EQUIPMENT — 1.4%
Emerson Electric Co.	514,900	32,773,385
ENERGY EQUIPMENT AND SERVICES — 3.6%
Halliburton Co.	442,500	30,528,075
Schlumberger Ltd.	468,300	50,759,037
		81,287,112
FOOD AND STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	292,300	34,356,942
PriceSmart, Inc.	84,000	6,913,200
		41,270,142
FOOD PRODUCTS — 2.5%
Mead Johnson Nutrition Co.	373,600	34,161,984
Mondelez International, Inc., Class A	617,800	22,240,800
		56,402,784

HEALTH CARE PROVIDERS AND SERVICES — 3.6%
Express Scripts Holding Co.(1)	388,000	27,024,200
UnitedHealth Group, Inc.	670,100	54,311,605
		81,335,805
HOTELS, RESTAURANTS AND LEISURE — 2.4%
Starbucks Corp.	60,000	4,660,800
Wynn Resorts Ltd.	228,600	48,737,520
		53,398,320
INDUSTRIAL CONGLOMERATES — 1.7%
Roper Industries, Inc.	262,300	37,789,561
INSURANCE — 1.5%
MetLife, Inc.	663,300	34,889,580
INTERNET AND CATALOG RETAIL — 2.7%
Amazon.com, Inc.(1)	128,200	40,125,318
TripAdvisor, Inc.(1)	211,800	20,087,112
		60,212,430
INTERNET SOFTWARE AND SERVICES — 8.0%
Baidu, Inc. ADR(1)	97,100	20,978,455
Facebook, Inc., Class A(1)	690,900	50,193,885
Google, Inc., Class A(1)	88,400	51,232,220
Google, Inc., Class C(1)	90,000	51,444,000
LinkedIn Corp., Class A(1)	43,300	7,821,712
		181,670,272
IT SERVICES — 3.5%
MasterCard, Inc., Class A	762,500	56,539,375
Teradata Corp.(1)	566,700	23,892,072
		80,431,447
LEISURE PRODUCTS — 0.5%
Hasbro, Inc.	220,600	11,021,176
MACHINERY — 2.4%
FANUC Corp.	101,500	17,583,722
Graco, Inc.	268,800	19,931,520
Middleby Corp.(1)	244,200	17,792,412
		55,307,654
MEDIA — 5.4%
Comcast Corp., Class A	940,400	50,527,692
Twenty-First Century Fox, Inc.	520,300	16,483,104
Walt Disney Co. (The)	657,500	56,466,100
		123,476,896
OIL, GAS AND CONSUMABLE FUELS — 2.1%
Noble Energy, Inc.	444,700	29,568,103
Occidental Petroleum Corp.	185,500	18,125,205
		47,693,308
PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. (The), Class A	371,400	27,283,044
PHARMACEUTICALS — 4.8%
Allergan, Inc.	180,700	29,970,902
Bristol-Myers Squibb Co.	988,700	50,047,994
Teva Pharmaceutical Industries Ltd. ADR	533,800	28,558,300
		108,577,196
PROFESSIONAL SERVICES — 0.8%
Verisk Analytics, Inc., Class A(1)	320,300	19,230,812

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Linear Technology Corp.	559,000	24,671,465
SOFTWARE — 4.0%
Electronic Arts, Inc.(1)	803,400	26,994,240
Microsoft Corp.	145,700	6,288,412
Oracle Corp.	1,274,900	51,493,211
Splunk, Inc.(1)	115,200	5,416,704
		90,192,567
SPECIALTY RETAIL — 5.8%
AutoZone, Inc.(1)	75,900	39,242,577
Home Depot, Inc. (The)	736,500	59,546,025
TJX Cos., Inc. (The)	614,100	32,725,389
		131,513,991
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 10.0%
Apple, Inc.	1,926,200	184,086,934
EMC Corp.	1,497,300	43,870,890
		227,957,824
TOBACCO — 1.7%
Philip Morris International, Inc.	459,800	37,708,198
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
W.W. Grainger, Inc.	67,300	15,825,595
TOTAL COMMON STOCKS (Cost $1,344,370,866)		2,268,764,161
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $972,503), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $953,215)		953,213
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $972,307), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $953,214)		953,214
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $778,736), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $762,572)		762,571
SSgA U.S. Government Money Market Fund, Class N	3,061,521	3,061,521
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,730,519)		5,730,519
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,350,101,385)		2,274,494,680
OTHER ASSETS AND LIABILITIES†		(757,193)
TOTAL NET ASSETS — 100.0%		$2,273,737,487

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	35,494,639	GBP	20,900,469	Credit Suisse AG	8/29/14	215,469
USD	15,583,292	JPY	1,586,597,250	Credit Suisse AG	8/29/14	157,018
						372,487

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
†		Category is less than 0.05% of total net assets.
(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,210,639,232	58,124,929	—
Temporary Cash Investments	3,061,521	2,668,998	—
	2,213,700,753	60,793,927	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	372,487	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,353,771,261
Gross tax appreciation of investments	$926,161,822
Gross tax depreciation of investments	(5,438,403)
Net tax appreciation (depreciation) of investments	$920,723,419

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2014

Small Cap Growth - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
AIRLINES — 0.6%
Spirit Airlines, Inc.(1)	33,610	2,198,766
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	161,439	2,968,863
Goodyear Tire & Rubber Co. (The)	91,009	2,290,697
		5,259,560
BANKS — 3.3%
Cathay General Bancorp.	133,368	3,412,887
Central Pacific Financial Corp.	60,110	1,075,969
Home Bancshares, Inc.	81,335	2,444,930
IBERIABANK Corp.	36,870	2,419,041
Renasant Corp.	39,690	1,127,196
Signature Bank(1)	19,638	2,246,391
		12,726,414
BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	4,163	917,525
BIOTECHNOLOGY — 8.0%
ACADIA Pharmaceuticals, Inc.(1)	52,780	1,069,851
Acorda Therapeutics, Inc.(1)	29,585	865,953
Aegerion Pharmaceuticals, Inc.(1)	23,102	776,458
Arena Pharmaceuticals, Inc.(1)	157,532	729,373
ARIAD Pharmaceuticals, Inc.(1)	128,409	739,636
Celldex Therapeutics, Inc.(1)	57,411	751,510
Cepheid, Inc.(1)	40,617	1,528,824
Clovis Oncology, Inc.(1)	19,736	719,377
Dyax Corp.(1)	104,391	983,363
Exact Sciences Corp.(1)	59,486	928,576
Halozyme Therapeutics, Inc.(1)	79,645	775,742
Idenix Pharmaceuticals, Inc.(1)	60,124	1,468,228
ImmunoGen, Inc.(1)	69,639	750,708
Insmed, Inc.(1)	17,900	305,911
InterMune, Inc.(1)	49,554	2,173,934
Ironwood Pharmaceuticals, Inc.(1)	76,906	1,138,209
Isis Pharmaceuticals, Inc.(1)	65,594	2,032,758
Keryx Biopharmaceuticals, Inc.(1)	62,811	945,306
MannKind Corp.(1)	142,410	1,190,548
Momenta Pharmaceuticals, Inc.(1)	24,790	263,766
Neurocrine Biosciences, Inc.(1)	57,728	783,946
NPS Pharmaceuticals, Inc.(1)	58,587	1,636,921
Opko Health, Inc.(1)	130,645	1,152,289
Orexigen Therapeutics, Inc.(1)	52,000	259,480
PDL BioPharma, Inc.	108,328	1,016,117

Portola Pharmaceuticals, Inc.(1)	28,926	727,200
Puma Biotechnology, Inc.(1)	10,691	2,370,408
Raptor Pharmaceutical Corp.(1)	29,208	251,481
Sangamo Biosciences, Inc.(1)	53,639	637,231
Sarepta Therapeutics, Inc.(1)	30,439	649,568
Synageva BioPharma Corp.(1)	13,892	950,352
		30,573,024
BUILDING PRODUCTS — 2.5%
Apogee Enterprises, Inc.	91,526	2,970,019
Insteel Industries, Inc.	72,810	1,336,063
Lennox International, Inc.	28,957	2,470,611
NCI Building Systems, Inc.(1)	154,501	2,589,437
		9,366,130
CAPITAL MARKETS — 1.5%
Evercore Partners, Inc., Class A	60,476	3,299,570
HFF, Inc., Class A	70,030	2,378,219
		5,677,789
CHEMICALS — 2.2%
Cabot Corp.	56,360	2,952,700
Chemtura Corp.(1)	44,496	1,034,977
Flotek Industries, Inc.(1)	91,379	2,636,284
PolyOne Corp.	50,890	1,931,276
		8,555,237
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Multi-Color Corp.	42,447	1,671,138
COMMUNICATIONS EQUIPMENT — 1.2%
Ubiquiti Networks, Inc.(1)	122,924	4,699,385
CONSTRUCTION MATERIALS — 1.2%
Caesarstone Sdot-Yam Ltd.	48,610	2,107,730
Headwaters, Inc.(1)	242,566	2,593,030
		4,700,760
CONTAINERS AND PACKAGING — 1.2%
Graphic Packaging Holding Co.(1)	369,384	4,432,608
DISTRIBUTORS — 2.6%
Core-Mark Holding Co., Inc.	45,372	2,141,558
LKQ Corp.(1)	301,488	7,885,419
		10,026,977
DIVERSIFIED CONSUMER SERVICES — 0.8%
Nord Anglia Education, Inc.(1)	164,206	3,087,073
DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	44,109	2,480,249
ELECTRICAL EQUIPMENT — 0.7%
EnerSys	43,810	2,778,868
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.2%
Belden, Inc.	42,563	2,890,028
Cognex Corp.(1)	50,981	2,089,201
FEI Co.	30,694	2,351,160
Littelfuse, Inc.	62,025	5,391,213
Methode Electronics, Inc.	100,799	3,223,552
		15,945,154

ENERGY EQUIPMENT AND SERVICES — 1.5%
Archer Ltd.(1)	1,280,937	1,988,572
Matrix Service Co.(1)	41,303	1,108,986
RigNet, Inc.(1)	46,130	2,565,751
		5,663,309
FOOD AND STAPLES RETAILING — 0.9%
United Natural Foods, Inc.(1)	59,617	3,494,749
FOOD PRODUCTS — 2.2%
Hain Celestial Group, Inc. (The)(1)	29,105	2,488,478
J&J Snack Foods Corp.	28,379	2,556,664
TreeHouse Foods, Inc.(1)	42,853	3,149,695
		8,194,837
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.9%
Abaxis, Inc.	18,027	854,660
Cantel Medical Corp.	25,148	843,213
Cyberonics, Inc.(1)	19,324	1,149,198
DexCom, Inc.(1)	43,627	1,643,865
Endologix, Inc.(1)	53,789	761,114
Globus Medical, Inc.(1)	44,110	983,653
HeartWare International, Inc.(1)	11,317	953,005
Insulet Corp.(1)	36,435	1,287,613
Masimo Corp.(1)	37,299	898,160
Meridian Bioscience, Inc.	36,021	709,974
Neogen Corp.(1)	25,611	1,118,176
NuVasive, Inc.(1)	26,743	999,653
STERIS Corp.	63,172	3,214,192
Teleflex, Inc.	36,961	3,982,178
Thoratec Corp.(1)	36,998	1,202,435
West Pharmaceutical Services, Inc.	42,156	1,717,857
		22,318,946
HEALTH CARE PROVIDERS AND SERVICES — 4.0%
Acadia Healthcare Co., Inc.(1)	24,786	1,181,301
Air Methods Corp.(1)	24,783	1,245,346
Brookdale Senior Living, Inc.(1)	28,552	989,336
Chemed Corp.	12,851	1,308,874
ExamWorks Group, Inc.(1)	98,436	3,473,806
HealthSouth Corp.	41,476	1,589,775
Molina Healthcare, Inc.(1)	22,280	910,138
MWI Veterinary Supply, Inc.(1)	8,886	1,255,236
Select Medical Holdings Corp.	56,391	876,316
Team Health Holdings, Inc.(1)	40,298	2,278,852
		15,108,980
HEALTH CARE TECHNOLOGY — 1.5%
HMS Holdings Corp.(1)	58,919	1,084,699
MedAssets, Inc.(1)	43,646	927,041
Medidata Solutions, Inc.(1)	51,084	2,290,607
Omnicell, Inc.(1)	29,038	795,641
Quality Systems, Inc.	45,530	706,170
		5,804,158

HOTELS, RESTAURANTS AND LEISURE — 3.1%
Buffalo Wild Wings, Inc.(1)	9,430	1,370,367
Cedar Fair LP	38,881	2,014,036
Papa John's International, Inc.	115,894	4,831,621
Ruth's Hospitality Group, Inc.	119,815	1,359,900
Six Flags Entertainment Corp.	60,894	2,327,369
		11,903,293
HOUSEHOLD DURABLES — 1.3%
Standard Pacific Corp.(1)	369,986	2,789,694
William Lyon Homes, Class A(1)	84,800	2,087,776
		4,877,470
INSURANCE — 0.6%
Allied World Assurance Co. Holdings Ltd.	58,740	2,115,227
INTERNET SOFTWARE AND SERVICES — 6.2%
Amber Road, Inc.(1)	101,372	1,388,797
comScore, Inc.(1)	73,994	2,677,843
Cornerstone OnDemand, Inc.(1)	37,905	1,585,945
CoStar Group, Inc.(1)	50,308	7,230,769
Envestnet, Inc.(1)	90,474	3,945,571
Q2 Holdings, Inc.(1)	78,635	1,035,623
Shutterstock, Inc.(1)	74,514	5,807,621
		23,672,169
IT SERVICES — 3.2%
FleetCor Technologies, Inc.(1)	43,885	5,827,489
MAXIMUS, Inc.	83,902	3,470,187
Virtusa Corp.(1)	93,598	2,927,745
		12,225,421
LEISURE PRODUCTS — 1.1%
Brunswick Corp.	99,166	3,999,365
LIFE SCIENCES TOOLS AND SERVICES — 0.7%
PAREXEL International Corp.(1)	47,903	2,565,685
MACHINERY — 3.9%
ITT Corp.	83,460	3,836,656
Meritor, Inc.(1)	125,746	1,580,627
Middleby Corp.(1)	89,638	6,531,025
Mueller Water Products, Inc., Class A	379,933	2,944,481
		14,892,789
MEDIA — 0.5%
Time, Inc.(1)	77,228	1,861,195
METALS AND MINING — 1.0%
Horsehead Holding Corp.(1)	200,420	3,753,867
OIL, GAS AND CONSUMABLE FUELS — 3.8%
Athlon Energy, Inc.(1)	91,292	4,350,977
Carrizo Oil & Gas, Inc.(1)	46,670	2,866,005
Gulfport Energy Corp.(1)	46,789	2,499,000
Kodiak Oil & Gas Corp.(1)	156,232	2,427,845
Magnum Hunter Resources Corp.(1)	348,879	2,243,292
		14,387,119

PAPER AND FOREST PRODUCTS — 0.5%
KapStone Paper and Packaging Corp.(1)	59,726	1,776,251
PHARMACEUTICALS — 1.9%
Akorn, Inc.(1)	42,309	1,435,544
Auxilium Pharmaceuticals, Inc.(1)	39,209	784,964
AVANIR Pharmaceuticals, Inc.(1)	138,165	719,840
Lannett Co., Inc.(1)	19,800	665,478
Medicines Co. (The)(1)	39,363	919,913
Nektar Therapeutics(1)	59,832	631,228
Pacira Pharmaceuticals, Inc.(1)	21,181	1,948,652
		7,105,619
PROFESSIONAL SERVICES — 2.1%
Huron Consulting Group, Inc.(1)	36,171	2,186,175
Korn/Ferry International(1)	115,567	3,399,981
On Assignment, Inc.(1)	86,347	2,332,233
		7,918,389
ROAD AND RAIL — 2.9%
Roadrunner Transportation Systems, Inc.(1)	113,520	2,853,893
Saia, Inc.(1)	101,670	4,641,235
Swift Transportation Co.(1)	166,600	3,406,970
		10,902,098
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Cavium, Inc.(1)	45,604	2,127,427
Formfactor, Inc.(1)	260,787	1,760,312
Photronics, Inc.(1)	307,596	2,451,540
RF Micro Devices, Inc.(1)	306,919	3,425,216
		9,764,495
SOFTWARE — 5.6%
Aspen Technology, Inc.(1)	132,969	5,776,173
Bottomline Technologies, Inc.(1)	65,942	1,866,818
CommVault Systems, Inc.(1)	25,815	1,239,636
ePlus, Inc.(1)	36,014	1,969,606
FireEye, Inc.(1)	37,014	1,313,997
Manhattan Associates, Inc.(1)	87,720	2,575,459
Monotype Imaging Holdings, Inc.	100,571	3,006,067
Solera Holdings, Inc.	30,230	1,934,720
Ultimate Software Group, Inc.(1)	12,716	1,715,516
		21,397,992
SPECIALTY RETAIL — 4.2%
Brown Shoe Co., Inc.	85,530	2,411,091
Kirkland's, Inc.(1)	174,710	3,286,295
Lithia Motors, Inc., Class A	46,775	4,155,959
Restoration Hardware Holdings, Inc.(1)	76,700	6,273,293
		16,126,638
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 1.2%
Nimble Storage, Inc.(1)	78,220	2,024,334
Super Micro Computer, Inc.(1)	100,690	2,635,057
		4,659,391

TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Kate Spade & Co.(1)	83,954	3,175,980
TRADING COMPANIES AND DISTRIBUTORS — 1.0%
H&E Equipment Services, Inc.(1)	105,028	3,799,913
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
RingCentral, Inc., Class A(1)	147,099	2,196,188
TOTAL COMMON STOCKS (Cost $288,257,013)		370,758,190
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $1,325,815), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $1,299,521)		1,299,518
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $1,325,548), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $1,299,518)		1,299,518
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $1,061,652), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $1,039,616)		1,039,615
SSgA U.S. Government Money Market Fund, Class N	4,173,777	4,173,777
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,812,428)		7,812,428
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $296,069,441)		378,570,618
OTHER ASSETS AND LIABILITIES — 0.5%		1,737,197
TOTAL NET ASSETS — 100.0%		$380,307,815

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	461,137	USD	73,713	UBS AG	8/29/14	(422)
NOK	345,853	USD	55,200	UBS AG	8/29/14	(232)
USD	1,993,159	NOK	12,393,065	UBS AG	8/29/14	23,471
USD	100,705	NOK	634,064	UBS AG	8/29/14	(70)
						22,747

Notes to Schedule of Investments
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	368,769,618	1,988,572	—
Temporary Cash Investments	4,173,777	3,638,651	—
	372,943,395	5,627,223	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	23,471	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(724)	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$297,182,526
Gross tax appreciation of investments	$89,808,288
Gross tax depreciation of investments	(8,420,196)
Net tax appreciation (depreciation) of investments	$81,388,092

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2014

Ultra - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
AEROSPACE AND DEFENSE — 3.5%
Boeing Co. (The)	1,000,000	120,480,000
United Technologies Corp.	1,491,000	156,778,650
		277,258,650
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	896,000	55,776,000
AUTOMOBILES — 0.9%
Tesla Motors, Inc.(1)	300,000	66,990,000
BANKS — 1.0%
JPMorgan Chase & Co.	1,408,000	81,199,360
BEVERAGES — 0.9%
Boston Beer Co., Inc., Class A(1)	115,000	25,346,000
Constellation Brands, Inc., Class A(1)	562,000	46,792,120
		72,138,120
BIOTECHNOLOGY — 8.3%
Alexion Pharmaceuticals, Inc.(1)	500,000	79,495,000
Celgene Corp.(1)	2,132,000	185,803,800
Gilead Sciences, Inc.(1)	3,258,000	298,269,900
Isis Pharmaceuticals, Inc.(1)	351,000	10,877,490
Regeneron Pharmaceuticals, Inc.(1)	258,000	81,584,760
		656,030,950
BUILDING PRODUCTS — 0.3%
Lennox International, Inc.	278,000	23,718,960
CAPITAL MARKETS — 1.9%
Franklin Resources, Inc.	1,349,958	73,100,226
T. Rowe Price Group, Inc.	939,000	72,922,740
		146,022,966
CHEMICALS — 2.9%
Monsanto Co.	1,344,000	151,992,960
Valspar Corp. (The)	1,007,000	75,575,350
		227,568,310
COMMUNICATIONS EQUIPMENT — 2.2%
QUALCOMM, Inc.	2,350,000	173,195,000
CONSUMER FINANCE — 1.1%
American Express Co.	1,022,000	89,936,000
ELECTRICAL EQUIPMENT — 3.0%
Acuity Brands, Inc.	528,000	56,638,560
Eaton Corp. plc	762,000	51,755,040
Emerson Electric Co.	2,064,000	131,373,600
		239,767,200
ENERGY EQUIPMENT AND SERVICES — 2.8%
Core Laboratories NV	484,000	70,872,120
Schlumberger Ltd.	1,413,000	153,155,070
		224,027,190

FOOD AND STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	1,036,000	121,771,440
FOOD PRODUCTS — 1.6%
Mead Johnson Nutrition Co.	743,000	67,939,920
Nestle SA	809,000	60,056,999
		127,996,919
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Intuitive Surgical, Inc.(1)	113,197	51,793,287
St. Jude Medical, Inc.	805,000	52,477,950
Varian Medical Systems, Inc.(1)	396,000	32,531,400
		136,802,637
HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Express Scripts Holding Co.(1)	1,401,000	97,579,650
UnitedHealth Group, Inc.	1,946,000	157,723,300
		255,302,950
HEALTH CARE TECHNOLOGY — 0.9%
Cerner Corp.(1)	1,287,000	71,042,400
HOTELS, RESTAURANTS AND LEISURE — 4.2%
Chipotle Mexican Grill, Inc.(1)	34,000	22,865,000
Starbucks Corp.	2,522,000	195,908,960
Wynn Resorts Ltd.	543,000	115,767,600
		334,541,560
HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	1,091,029	69,171,239
INSURANCE — 1.5%
MetLife, Inc.	2,179,000	114,615,400
INTERNET AND CATALOG RETAIL — 2.3%
Amazon.com, Inc.(1)	580,000	181,534,200
INTERNET SOFTWARE AND SERVICES — 9.5%
Baidu, Inc. ADR(1)	308,000	66,543,400
Facebook, Inc., Class A(1)	2,217,000	161,065,050
Google, Inc., Class A(1)	318,484	184,577,402
Google, Inc., Class C(1)	318,000	181,768,800
LinkedIn Corp., Class A(1)	374,000	67,559,360
Tencent Holdings Ltd.	3,675,000	59,417,913
Yelp, Inc.(1)	490,000	32,908,400
		753,840,325
IT SERVICES — 3.9%
MasterCard, Inc., Class A	2,354,802	174,608,568
Teradata Corp.(1)	637,000	26,855,920
Visa, Inc., Class A	526,000	110,991,260
		312,455,748
MACHINERY — 3.4%
Cummins, Inc.	701,000	97,712,390
Donaldson Co., Inc.	779,000	30,217,410
WABCO Holdings, Inc.(1)	856,000	83,442,880
Wabtec Corp.	752,000	60,671,360
		272,044,040
MEDIA — 5.3%
Comcast Corp., Class A	1,315,000	70,654,950
Time Warner, Inc.	1,617,000	134,243,340
Twenty-First Century Fox, Inc.	2,021,000	64,025,280

Walt Disney Co. (The)	1,794,000	154,068,720
		422,992,290
OIL, GAS AND CONSUMABLE FUELS — 3.4%
Concho Resources, Inc.(1)	360,000	50,688,000
EOG Resources, Inc.	656,000	71,792,640
Noble Energy, Inc.	1,265,000	84,109,850
Occidental Petroleum Corp.	605,000	59,114,550
		265,705,040
PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	851,000	62,514,460
PHARMACEUTICALS — 1.3%
Pfizer, Inc.	3,689,000	105,874,300
PROFESSIONAL SERVICES — 1.0%
Nielsen NV	1,730,000	79,770,300
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
ARM Holdings plc	4,027,000	57,515,307
Linear Technology Corp.	1,285,000	56,713,475
		114,228,782
SOFTWARE — 4.8%
Microsoft Corp.	661,000	28,528,760
NetSuite, Inc.(1)	415,000	34,988,650
Oracle Corp.	3,407,000	137,608,730
Salesforce.com, Inc.(1)	1,084,000	58,807,000
Tableau Software, Inc., Class A(1)	573,000	37,245,000
VMware, Inc., Class A(1)	573,000	56,933,280
Workday, Inc.(1)	326,000	27,331,840
		381,443,260
SPECIALTY RETAIL — 3.6%
Home Depot, Inc. (The)	798,000	64,518,300
O'Reilly Automotive, Inc.(1)	348,000	52,200,000
Tiffany & Co.	661,000	64,520,210
TJX Cos., Inc. (The)	1,989,000	105,993,810
		287,232,320
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 8.6%
Apple, Inc.	6,336,315	605,561,625
EMC Corp.	2,618,000	76,707,400
		682,269,025
TEXTILES, APPAREL AND LUXURY GOODS — 3.2%
Burberry Group plc	1,729,000	41,082,061
NIKE, Inc., Class B	1,845,000	142,304,850
Under Armour, Inc., Class A(1)	1,042,000	69,553,500
		252,940,411
TOBACCO — 1.9%
Philip Morris International, Inc.	1,866,000	153,030,660
TOTAL COMMON STOCKS (Cost $3,979,292,413)		7,892,748,412
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $6,060,075), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $5,939,889)		5,939,877
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $6,058,852), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $5,939,878)		5,939,876

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $4,852,630), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $4,751,905)		4,751,901
SSgA U.S. Government Money Market Fund, Class N	19,072,864	19,072,864
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,704,518)		35,704,518
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,014,996,931)		7,928,452,930
OTHER ASSETS AND LIABILITIES — 0.1%		5,487,540
TOTAL NET ASSETS — 100.0%		$7,933,940,470

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	53,148,419	CHF	48,032,353	Credit Suisse AG	8/29/14	284,454
USD	86,356,684	GBP	50,849,797	Credit Suisse AG	8/29/14	524,227
						808,681

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar
(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,674,676,132	218,072,280	—
Temporary Cash Investments	19,072,864	16,631,654	—
	7,693,748,996	234,703,934	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	808,681	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,052,943,609
Gross tax appreciation of investments	$3,914,994,726
Gross tax depreciation of investments	(39,485,405)
Net tax appreciation (depreciation) of investments	$3,875,509,321

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Veedot® Fund
July 31, 2014

Veedot - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
AEROSPACE AND DEFENSE — 2.2%
General Dynamics Corp.	6,587	769,164
Raytheon Co.	7,749	703,377
TransDigm Group, Inc.	3,476	583,690
		2,056,231
AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	10,206	990,901
AIRLINES — 1.4%
Allegiant Travel Co.	7,442	876,370
Southwest Airlines Co.	15,872	448,860
		1,325,230
AUTO COMPONENTS — 1.3%
Magna International, Inc.	11,431	1,227,689
AUTOMOBILES — 2.2%
Ford Motor Co.	56,891	968,285
Toyota Motor Corp. ADR	8,710	1,027,693
		1,995,978
BANKS — 0.5%
Hancock Holding Co.	14,869	482,350
BEVERAGES — 2.1%
Brown-Forman Corp., Class B	4,093	354,658
Dr Pepper Snapple Group, Inc.	12,079	709,762
Monster Beverage Corp.(1)	13,950	892,242
		1,956,662
CAPITAL MARKETS — 5.2%
Blackstone Group LP	32,441	1,060,172
E*Trade Financial Corp.(1)	44,168	928,411
Goldman Sachs Group, Inc. (The)	5,568	962,540
Investment Technology Group, Inc.(1)	45,424	830,805
Janus Capital Group, Inc.	87,263	993,926
		4,775,854
CHEMICALS — 1.5%
Dow Chemical Co. (The)	17,957	917,064
Intrepid Potash, Inc.(1)	31,045	459,776
		1,376,840
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	41,740	1,053,100
Palo Alto Networks, Inc.(1)	11,522	931,669
		1,984,769
CONSUMER FINANCE — 0.4%
Capital One Financial Corp.	4,311	342,897
CONTAINERS AND PACKAGING — 0.9%
Silgan Holdings, Inc.	16,996	836,543

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
BCE, Inc.	20,876	945,265
Verizon Communications, Inc.	19,857	1,001,190
		1,946,455
ELECTRIC UTILITIES — 1.9%
Duke Energy Corp.	12,711	916,845
Xcel Energy, Inc.	28,584	880,387
		1,797,232
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.1%
Corning, Inc.	52,482	1,031,271
Plexus Corp.(1)	21,880	860,540
RealD, Inc.(1)	89,080	941,576
		2,833,387
ENERGY EQUIPMENT AND SERVICES — 1.5%
National Oilwell Varco, Inc.	10,847	879,041
Superior Energy Services, Inc.	14,953	502,421
		1,381,462
FOOD AND STAPLES RETAILING — 2.2%
Kroger Co. (The)	20,219	990,327
Wal-Mart Stores, Inc.	14,562	1,071,472
		2,061,799
FOOD PRODUCTS — 2.3%
General Mills, Inc.	14,132	708,720
Hain Celestial Group, Inc. (The)(1)	7,317	625,603
Kellogg Co.	13,293	795,320
		2,129,643
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Baxter International, Inc.	4,417	329,906
Becton Dickinson and Co.	8,993	1,045,346
		1,375,252
HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Aetna, Inc.	13,070	1,013,317
Express Scripts Holding Co.(1)	8,362	582,414
Magellan Health, Inc.(1)	16,422	945,907
WellPoint, Inc.	11,741	1,289,279
		3,830,917
HOTELS, RESTAURANTS AND LEISURE — 1.8%
Hyatt Hotels Corp., Class A(1)	18,982	1,116,711
McDonald's Corp.	6,040	571,142
		1,687,853
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.	11,467	727,008
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	6,992	985,103
Roper Industries, Inc.	7,024	1,011,948
		1,997,051
INSURANCE — 3.5%
ACE Ltd.	9,219	922,822
Aflac, Inc.	8,552	510,896
Hanover Insurance Group, Inc. (The)	16,117	931,724
HCI Group, Inc.	21,465	856,454
		3,221,896

INTERNET AND CATALOG RETAIL — 1.7%
Amazon.com, Inc.(1)	1,590	497,654
Orbitz Worldwide, Inc.(1)	116,981	1,035,282
		1,532,936
INTERNET SOFTWARE AND SERVICES — 1.1%
Equinix, Inc.(1)	4,748	1,018,541
IT SERVICES — 4.0%
Convergys Corp.	43,967	852,520
International Business Machines Corp.	5,207	998,026
MAXIMUS, Inc.	20,808	860,619
SYKES Enterprises, Inc.(1)	46,519	962,943
		3,674,108
LIFE SCIENCES TOOLS AND SERVICES — 1.6%
Charles River Laboratories International, Inc.(1)	12,620	684,130
PerkinElmer, Inc.	18,135	838,200
		1,522,330
MACHINERY — 2.4%
Caterpillar, Inc.	9,177	924,583
Meritor, Inc.(1)	62,501	785,637
WABCO Holdings, Inc.(1)	4,864	474,143
		2,184,363
MEDIA — 2.3%
Live Nation Entertainment, Inc.(1)	40,270	934,667
Time Warner Cable, Inc.	7,921	1,149,337
		2,084,004
METALS AND MINING — 1.6%
Barrick Gold Corp.	22,496	406,728
Freeport-McMoRan, Inc.	28,425	1,057,978
		1,464,706
MULTI-UTILITIES — 0.8%
Dominion Resources, Inc.	10,949	740,590
MULTILINE RETAIL — 1.5%
J.C. Penney Co., Inc.(1)	76,981	722,082
Macy's, Inc.	10,844	626,675
		1,348,757
OIL, GAS AND CONSUMABLE FUELS — 8.1%
Anadarko Petroleum Corp.	10,540	1,126,199
Chevron Corp.	8,251	1,066,359
ConocoPhillips	9,707	800,828
Exxon Mobil Corp.	5,665	560,495
Kinder Morgan, Inc.	29,518	1,062,058
Marathon Oil Corp.	25,898	1,003,547
Occidental Petroleum Corp.	9,356	914,175
Phillips 66	11,262	913,461
		7,447,122
PAPER AND FOREST PRODUCTS — 1.0%
International Paper Co.	19,820	941,450
PHARMACEUTICALS — 4.5%
AbbVie, Inc.	12,508	654,669
Eli Lilly & Co.	17,888	1,092,241
Hospira, Inc.(1)	20,185	1,119,662
Merck & Co., Inc.	15,606	885,484

Questcor Pharmaceuticals, Inc.	4,742	426,638
		4,178,694
PROFESSIONAL SERVICES — 1.1%
IHS, Inc., Class A(1)	7,594	997,624
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
Duke Realty Corp.	30,330	545,637
First Potomac Realty Trust	25,186	332,203
Resource Capital Corp.	48,462	267,026
Simon Property Group, Inc.	5,245	882,156
		2,027,022
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
Jones Lang LaSalle, Inc.	7,920	979,704
ROAD AND RAIL — 1.0%
Avis Budget Group, Inc.(1)	7,833	440,136
Union Pacific Corp.	4,998	491,354
		931,490
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Cabot Microelectronics Corp.(1)	6,526	262,280
Freescale Semiconductor Ltd.(1)	34,303	686,746
Intel Corp.	37,131	1,258,370
		2,207,396
SOFTWARE — 3.3%
Microsoft Corp.	35,645	1,538,438
Oracle Corp.	24,202	977,519
VMware, Inc., Class A(1)	5,382	534,755
		3,050,712
SPECIALTY RETAIL — 1.8%
Five Below, Inc.(1)	18,861	690,690
Gap, Inc. (The)	24,777	993,805
		1,684,495
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 3.7%
SanDisk Corp.	11,678	1,070,989
Seagate Technology plc	18,640	1,092,304
Western Digital Corp.	12,903	1,288,107
		3,451,400
THRIFTS AND MORTGAGE FINANCE — 2.6%
Capitol Federal Financial, Inc.	77,473	906,434
MGIC Investment Corp.(1)	102,464	757,209
TFS Financial Corp.(1)	56,884	766,796
		2,430,439
TOBACCO — 0.9%
Philip Morris International, Inc.	9,800	803,698
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc.(1)	13,661	449,993
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $83,349,624)		91,493,473
OTHER ASSETS AND LIABILITIES — 0.7%		685,392
TOTAL NET ASSETS — 100.0%		$92,178,865

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	91,493,473	—	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$83,360,636
Gross tax appreciation of investments	$9,588,474
Gross tax depreciation of investments	(1,455,637)
Net tax appreciation (depreciation) of investments	$8,132,837

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2014